UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis, & Bockius, LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: September 30

Date of reporting period: September 30, 2019

Item 1. Report to Shareholders.

The Select Sector SPDR Trust
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.sectorspdrs.com ), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
Annual Report

September 30, 2019

Select Sector SPDR Funds
The Select Sector SPDR Trust consists of eleven separate investment portfolios (each a “Select Sector SPDR Fund” or a “Fund” and collectively the “Select Sector SPDR Funds” or the “Funds”).
Select Sector SPDR Funds are “index funds” that unbundle the benchmark S&P 500®† and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of eleven major industry sectors that make up the S&P 500®, in the same way as they would buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on NYSE Arca, Inc.
Eleven Select Sector SPDR Funds
Shares are available for exchange trading in the following Funds of The Select Sector SPDR Trust:
The Communication Services Select Sector SPDR Fund	XLC
The Consumer Discretionary Select Sector SPDR Fund	XLY
The Consumer Staples Select Sector SPDR Fund	XLP
The Energy Select Sector SPDR Fund	XLE
The Financial Select Sector SPDR Fund	XLF
The Health Care Select Sector SPDR Fund	XLV
The Industrial Select Sector SPDR Fund	XLI
The Materials Select Sector SPDR Fund	XLB
The Real Estate Select Sector SPDR Fund	XLRE
The Technology Select Sector SPDR Fund	XLK
The Utilities Select Sector SPDR Fund	XLU
Each of these Funds is designed to, before expenses, correspond generally to the price and yield performance of a Select Sector Index. Each Fund’s portfolio is comprised principally of shares of constituent companies in the S&P 500®. Each stock in the S&P 500® is allocated to one Select Sector Index. The combined companies of the eleven Select Sector Indexes represent all of the companies in the S&P 500®. Each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index. Investors cannot invest directly in an index. Funds focused on a single sector generally experience greater price fluctuations than the overall stock market.
Objective
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversification, sector investments may also offer opportunities for returns greater than an investment in the entire constituents of the S&P 500®.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.
† S&P 500: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged, index of common stock prices.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Communication Services Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of communication services products.
The Consumer Discretionary Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of consumer discretionary products.
The Consumer Staples Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of consumer products.
The Energy Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of energy products.
The Financial Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of financial products.
The Health Care Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are health care related firms.
The Industrial Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are industrials.
The Materials Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are in basic industries.
The Real Estate Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the investment in and/or management and development of real estate.
The Technology Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of technology products.
The Utilities Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are in the utilities industry.
The S&P 500 Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
See accompanying notes to financial statements.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
Management's Discussion of Fund Performance (Unaudited)
The Communication Services Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Communication Services Select Sector Index. The Fund’s benchmark is the Communication Services Select Sector Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was 2.07%, and the Index was 2.17%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
Despite a difficult start to the period, the Fund was able to make a strong turnaround in 2019 and end the period in positive territory. Wireless technology demand continued to rise as communication and media devices increasingly move to the wireless arena, providing the potential for revenues to rise. Despite faster growth, pursuing new technologies and providing attractive content costs money. An additional challenge for some companies is the increased attention from lawmakers, who have expressed concerns about their size and how well they’re protecting consumers’ privacy. Both Facebook and Twitter are perfect examples of this. As these companies have continued to grow and profit, they are continuously fighting against privacy law violations. In Europe, antitrust issues have resulted in pushback against the big U.S. companies in the form of fines, taxes and regulation. The rise in local regulation adds complexity and cost to providing users with fast and universal access to data that is increasingly segregated behind layers of different regulations. As a result, although the Fund finished the period in positive territory, it was somewhat stifled by pressure on some of the largest and fastest growing companies.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Facebook, Inc. Class A, Twitter, Inc., and Comcast Corporation Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Electronic Arts Inc., CenturyLink, Inc., and Activision Blizzard, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

The Communication Services Select Sector SPDR Fund
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	Communication Services Select Sector Index	S&P 500 Index	Net Asset Value	Market Value	Communication Services Select Sector Index	S&P 500 Index
ONE YEAR	2.07%	2.03%	2.17%	4.25%	2.07%	2.03%	2.17%	4.25%
SINCE INCEPTION(1)	0.25%	0.24%	0.38%	10.09%	0.20%	0.18%	0.30%	7.78%

(1)	For the period June 18, 2018 to September 30, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
* Inception date.
The total expense ratio for The Communication Services Select Sector SPDR Fund as stated in the Fees and Expenses table of the most recent prospectus is 0.13%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

The Communication Services Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of September 30, 2019

Description	Market Value	% of Net Assets
Facebook, Inc. Class A	1,088,050,458	18.0%
Alphabet, Inc. Class C	708,409,660	11.7
Alphabet, Inc. Class A	703,495,090	11.7
Verizon Communications, Inc.	282,603,166	4.7
AT&T, Inc.	280,211,860	4.6
TOTAL	3,062,770,234	50.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2019*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
Management's Discussion of Fund Performance (Unaudited)
The Consumer Discretionary Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Consumer Discretionary Select Sector Index. The Fund’s benchmark is the Consumer Discretionary Select Sector Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was 4.45%, and the Index was 4.58%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
Despite a difficult start to the period, the fund was able to make a strong turnaround in 2019 and end the period in positive territory. Under the new GICS structure implemented in September 2018, select companies from the Consumer Discretionary were renamed Communication Services. As a result, the Consumer Discretionary index no longer included media and entertainment companies, but continued to offer exposure to retailers, including Amazon and Home Depot. Despite the decline in Amazon performance for the period, this sector remained an attractive option for growth investors with its continued exposure to stocks with relatively high expected earnings and sales growth. Thanks to falling mortgage rates, low unemployment and rising wages, homebuilding saw a lot of growth which benefited home-improvement retailers like Home Depot. Positive performance was also driven by strong returns from Starbucks whose stock has taken off over the past year as comparable sales growth has consistently topped expectations. Many restaurants, including fast food retailers, have also seen an uptick in sales as they partner up with delivery companies like Uber Eats and Door Dash to cater to customers whom enjoy the convenience of staying home and eating in.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Starbucks Corporation, McDonald's Corporation, and Home Depot, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Tapestry, Inc., Carnival Corporation, and Amazon.com, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

The Consumer Discretionary Select Sector SPDR Fund
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	Consumer Discretionary Select Sector Index	S&P 500 Index	Net Asset Value	Market Value	Consumer Discretionary Select Sector Index	S&P 500 Index
ONE YEAR	4.45%	4.43%	4.58%	4.25%	4.45%	4.43%	4.58%	4.25%
FIVE YEARS	94.43%	94.38%	95.96%	67.27%	14.22%	14.22%	14.40%	10.84%
TEN YEARS	408.41%	408.53%	418.44%	246.74%	17.66%	17.66%	17.89%	13.24%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for The Consumer Discretionary Select Sector SPDR Fund as stated in the Fees and Expenses table of the most recent prospectus is 0.13%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

The Consumer Discretionary Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of September 30, 2019

Description	Market Value	% of Net Assets
Amazon.com, Inc.	3,064,065,156	22.0%
Home Depot, Inc.	1,552,552,085	11.1
McDonald's Corp.	996,195,999	7.2
NIKE, Inc. Class B	718,180,881	5.2
Starbucks Corp.	646,492,645	4.6
TOTAL	6,977,486,766	50.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2019*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund
Management's Discussion of Fund Performance (Unaudited)
The Consumer Staples Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Consumer Staples Select Sector Index. The Fund’s benchmark is the Consumer Staples Select Sector Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was 17.14%, and the Index was 17.31%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses along with cash drag contributed to the difference between the Fund’s performance and that of the Index.
Some hawkish comments from the Fed during the last quarter of 2018, coupled with the arrest of a Chinese company’s Chief Financial Officer which stopped the progress being made on the trade talk front with China, were enough to put a quick halt to the ten year bull market run. After its best quarter in five years, the U.S. equity market responded with its worst quarterly performance since 2011. As a result, Consumer Staples stocks benefited from their defensive nature, if you can call it that, sliding just –4.96% (vs. S&P 500 Index return of –13.52%). While tobacco stocks caused a drag, this was somewhat offset by strong performances in the household products and beverages groups. The first quarter of 2019 started out with a downgrade of growth expectations, but this led to a sharp shift in tone from the Central Banks from hawkish to dovish which helped to buoy the markets. Earning reports, although not quite as strong as the previous three month period, were stronger than expected. Remarkably, the S&P 500 Index erased all of those losses in the first quarter of 2019 as it rebounded by +13.64%. Despite this sharp rally led by the more traditionally known cyclical sectors, consumer staples held their own to climb a more than respectable +11.10%. Tobacco stocks rebounded strongly along with a continued rise from household products and the packaged foods industry as accelerated sales growth and cheap valuations were the catalysts.
While the Fed began to put a halt to the markets expectations of a rate cut, a renewed escalation in trade talks and tariff wars between the US and China in May of 2019 caused the Fed to change its tune once again giving the markets hope for future accommodations. The Fund continued its momentum with this backdrop performing in line with the overall market with a gain of +4.40% for the three months ended June 30, 2019. Things only got better for the Fund in the last quarter of the fiscal year as a sharp decline in interest rates led to a flight to defensive stocks. This flight to safety resulted in the sector gaining +6.36% to end on a high note.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Procter & Gamble Company, PepsiCo, Inc., and Walmart Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Walgreens Boots Alliance Inc., Kraft Heinz Company, and Altria Group Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	Consumer Staples Select Sector Index	S&P 500 Index	Net Asset Value	Market Value	Consumer Staples Select Sector Index	S&P 500 Index
ONE YEAR	17.14%	17.13%	17.31%	4.25%	17.14%	17.13%	17.31%	4.25%
FIVE YEARS	55.59%	55.55%	56.69%	67.27%	9.24%	9.24%	9.40%	10.84%
TEN YEARS	216.36%	216.56%	222.29%	246.74%	12.21%	12.21%	12.42%	13.24%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for The Consumer Staples Select Sector SPDR Fund as stated in the Fees and Expenses table of the most recent prospectus is 0.13%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of September 30, 2019

Description	Market Value	% of Net Assets
Procter & Gamble Co.	2,315,789,801	16.5%
Coca-Cola Co.	1,558,533,743	11.1
PepsiCo, Inc.	1,426,344,117	10.2
Walmart, Inc.	1,255,884,103	9.0
Mondelez International, Inc. Class A	653,481,828	4.7
TOTAL	7,210,033,592	51.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2019*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund
Management's Discussion of Fund Performance (Unaudited)
The Energy Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Energy Select Sector Index. The Fund’s benchmark is the Energy Select Sector Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was –19.08%, and the Index was –19.01%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, the cumulative effect of security misweights, and Index changes/corporate actions, contributed to the difference between the Fund’s performance and that of the Index.
It was a rough and volatile fiscal year for energy stocks starting with a substantial decline of –23.62% in the first three months of the period, as the sector fell into bear market territory. This freefall was driven by signs of an abundant supply of oil coupled with forecasts of weakening demand. Economic growth concerns and sharply declining oil prices, which dropped nearly 40% from the beginning of period highs, were sparked in part by the temporary waivers granted to eight countries importing oil from Iran. This contributed to an increased supply to the market. However, the sector rebounded strongly at the start of 2019, recouping a good portion of what had been lost, as the fund realized a 16.21% rise for the first three months of the calendar year. As January kicked in with a downgrade of global growth expectations from the International Monetary Fund, it did not look like things would get much better. But what it did lead to was a sudden reversal by the central banks whose hawkish tones shifted quickly to more dovish ones. In fact, the prospect of further rate hikes in 2019 was all but taken off the table by quarter’s end. In addition, earnings reports, although not quite as strong as the previous three month period, were stronger than expected. Oil prices also saw a significant bounce back as the calendar turned to 2019.
Continued tensions in trade talks and increasing tariffs being applied by the US and China rattled markets in May of 2019 and the Fed Chair, Jerome Powell, had put a halt to the market expectations for potential rate cuts heading into the month. Once again, oil prices fell into bear market territory as a result and the Fund declined –11.09% for the month alone. But as markets declined sharply during May, the sentiments from the Fed changed once again to give the markets renewed hope of some accommodations in the near future. The Fund quickly recovered in June with strong performance of over 9.24% as oil prices swung back sharply, finishing just below the highs at the start of the quarter. The Fund finished the fiscal year just as it began, on a down note, as escalating tariff wars were accompanied by a drone strike on Saudi Arabia oil facilities caused the largest single day rise in oil prices since 2008. These prices quickly retreated below levels prior to the attack as Saudi Aramco reassured that the facilities would be fully restored in short order.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Kinder Morgan Inc Class P, Chevron Corporation, and ONEOK, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Occidental Petroleum Corporation, EOG Resources, Inc., and Exxon Mobil Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	Energy Select Sector Index	S&P 500 Index	Net Asset Value	Market Value	Energy Select Sector Index	S&P 500 Index
ONE YEAR	– 19.08%	– 19.09%	– 19.01%	4.25%	– 19.08%	– 19.09%	– 19.01%	4.25%
FIVE YEARS	– 24.16%	– 24.18%	– 23.79%	67.27%	– 5.38%	– 5.39%	– 5.29%	10.84%
TEN YEARS	39.24%	39.40%	41.27%	246.74%	3.37%	3.38%	3.52%	13.24%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for The Energy Select Sector SPDR Fund as stated in the Fees and Expenses table of the most recent prospectus is 0.13%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of September 30, 2019

Description	Market Value	% of Net Assets
Exxon Mobil Corp.	2,279,412,814	22.8%
Chevron Corp.	2,117,867,834	21.1
ConocoPhillips	455,915,157	4.6
Phillips 66	447,718,605	4.5
Schlumberger, Ltd.	419,958,492	4.2
TOTAL	5,720,872,902	57.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2019*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund
Management's Discussion of Fund Performance (Unaudited)
The Financial Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Financial Select Sector Index. The Fund’s benchmark is the Financial Select Sector Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was 3.81%, and the Index was 3.92%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses and cash contributed to the difference between the Fund’s performance and that of the Index.
The Financial Select Sector SPDR Fund had an inauspicious start to the Reporting Period, down over 13% mainly as a result of a flattening yield curve, but also due in part from a Democrat controlled House. Financial stocks showed some momentum at the beginning of 2019, but valuations still remained low and the sector was held back by the Fed’s gloomy views on the economic outlook. Heading into the 3rd quarter of the Reporting Period, the financial sector benefited from an environment where interest rates crept steadily higher and the yield curve also reversed course from its prior flattening trend. And while financials struggled at times as interest rates fell amidst expectations for additional central bank easing, a robust report on the health of the US banking sector from the Federal Reserve’s latest Comprehensive Capital Analysis and Review (CCAR) helped financials finish the quarter on a strong note. The financial sector held up fairly well during the final quarter of the Reporting Period given the sharp drop in interest rates and yield curve inversions that occurred during the period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were JPMorgan Chase & Co., CME Group Inc. Class A, and Chubb Limited. The top negative contributors to the Fund’s performance during the Reporting Period were Charles Schwab Corporation, State Street Corporation, and Berkshire Hathaway Inc. Class B.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	Financial Select Sector Index	S&P 500 Index	Net Asset Value	Market Value	Financial Select Sector Index	S&P 500 Index
ONE YEAR	3.81%	3.81%	3.92%	4.25%	3.81%	3.81%	3.92%	4.25%
FIVE YEARS	63.95%	63.98%	64.82%	67.27%	10.39%	10.40%	10.51%	10.84%
TEN YEARS	174.39%	174.96%	178.29%	246.74%	10.62%	10.64%	10.78%	13.24%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for The Financial Select Sector SPDR Fund as stated in the Fees and Expenses table of the most recent prospectus is 0.13%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of September 30, 2019

Description	Market Value	% of Net Assets
Berkshire Hathaway, Inc. Class B	2,871,614,794	12.7%
JPMorgan Chase & Co.	2,649,255,331	11.7
Bank of America Corp.	1,720,377,934	7.6
Wells Fargo & Co.	1,423,790,107	6.3
Citigroup, Inc.	1,098,643,415	4.9
TOTAL	9,763,681,581	43.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2019*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Health Care Select Sector SPDR Fund
Management's Discussion of Fund Performance (Unaudited)
The Health Care Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Health Care Select Sector Index. The Fund’s benchmark is the Health Care Select Sector Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was –3.65%, and the Index was –3.57%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
A number of factors have contributed to this Fund’s return over the Reporting Period. One of these has revolved around concerns regarding the government’s heightened scrutiny and increasing legislative initiatives on pharmaceutical pricing. Similarly, continued government actions regarding the amending and potentially eliminating of the Affordable Care Act impacted a number of this Fund’s constituents. In regard to eliminating, there were also a number of legal challenges regarding the Affordable Care Act including a pending constitutionality challenge in the Texas courts. Another factor negatively impacting a number of constituents was expiring pharmaceutical patents. Conversely, the continuing increased health care demands associated with the ongoing aging of the American population made a positive contribution to many of this Fund’s constituents. Finally, a significantly heightened level of merger and acquisition both completed and anticipated contributed to this Fund’s return.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Merck & Co., Inc., Danaher Corporation, and Abbott Laboratories. The top negative contributors to the Fund’s performance during the Reporting Period were Biogen Inc., Pfizer Inc., and UnitedHealth Group Incorporated.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

The Health Care Select Sector SPDR Fund
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	Health Care Select Sector Index	S&P 500 Index	Net Asset Value	Market Value	Health Care Select Sector Index	S&P 500 Index
ONE YEAR	– 3.65%	– 3.64%	– 3.57%	4.25%	– 3.65%	– 3.64%	– 3.57%	4.25%
FIVE YEARS	52.35%	52.31%	53.33%	67.27%	8.78%	8.78%	8.93%	10.84%
TEN YEARS	271.88%	272.33%	278.09%	246.74%	14.04%	14.05%	14.23%	13.24%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for The Health Care Select Sector SPDR Fund as stated in the Fees and Expenses table of the most recent prospectus is 0.13%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

The Health Care Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of September 30, 2019

Description	Market Value	% of Net Assets
Johnson & Johnson	1,699,771,281	10.1%
Merck & Co., Inc.	1,072,929,238	6.4
UnitedHealth Group, Inc.	1,025,236,004	6.1
Pfizer, Inc.	989,287,242	5.9
Abbott Laboratories	735,781,513	4.4
TOTAL	5,523,005,278	32.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2019*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
Management's Discussion of Fund Performance (Unaudited)
The Industrial Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Industrial Select Sector Index. The Fund’s benchmark is the Industrial Select Sector Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was 1.25%, and the Index was 1.39%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Fears of a global economic slowdown, uncertainty over the timing of a US-China trade agreement, and continued geopolitical risks were primary drivers of Fund performance during the Reporting Period. Industrial shares suffered in Q4 2018 along with the broad equity markets as rising interest rates and economic growth concerns weighed on the more cyclical sectors. Industrials did bounce back in early Q1 2019, however, as recession fears subsided and strong earnings results were reported by firms involved in capital goods and transportation. But the sector nearly gave up all of its quarterly outperformance in March – much of which was attributed to a sharp decline in Boeing’s share price as the firm faced backlash associated with tragic accidents involving its 737 Max aircraft. Aerospace and Defense companies overall enjoyed a solid overall Reporting Period as they are considered more defensive in nature and not as susceptible to the trade and tariff tensions in the market. Airline stocks were less fortunate as most declined over the Reporting Period due to issues related to the 737 Max groundings and higher oil prices. Conglomerates and stocks in other industries within the Industrials sector such as Machinery and Electrical Equipment have also been suffering due to the ongoing uncertainty with the US-China trade war and what it could mean to future demand for their products and services.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Boeing Company, Waste Management, Inc., and Lockheed Martin Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were General Electric Company, 3M Company, and FedEx Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

The Industrial Select Sector SPDR Fund
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	Industrial Select Sector Index	S&P 500 Index	Net Asset Value	Market Value	Industrial Select Sector Index	S&P 500 Index
ONE YEAR	1.25%	1.24%	1.39%	4.25%	1.25%	1.24%	1.39%	4.25%
FIVE YEARS	61.98%	61.91%	63.14%	67.27%	10.13%	10.12%	10.29%	10.84%
TEN YEARS	261.35%	261.87%	267.77%	246.74%	13.71%	13.72%	13.91%	13.24%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for The Industrial Select Sector SPDR Fund as stated in the Fees and Expenses table of the most recent prospectus is 0.13%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

The Industrial Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of September 30, 2019

Description	Market Value	% of Net Assets
Boeing Co.	862,349,713	8.8%
Honeywell International, Inc.	516,223,955	5.2
Union Pacific Corp.	483,906,179	4.9
United Technologies Corp.	469,551,393	4.8
Lockheed Martin Corp.	410,983,599	4.2
TOTAL	2,743,014,839	27.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2019*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
Management's Discussion of Fund Performance (Unaudited)
The Materials Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Materials Select Sector Index. The Fund’s benchmark is the Materials Select Sector Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was 2.64%, and the Index was 2.79%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index
Fears of a global economic slowdown, uncertainty over the timing of a US-China trade agreement, and continued geopolitical risks were primary drivers of Fund performance during the Reporting Period. Materials shares suffered in Q4 2018 along with the broad equity markets as rising interest rates and economic growth concerns weighed on the more cyclical sectors. Materials did bounce back in early Q1 2019, as recession fears subsided. Q2 2019, saw some M& A activity in the Materials sector which helped to drive performance for the quarter. The two most notable M&A activities surrounded Index constituents Newmont Mining Corp and Amcor. Newmont Mining acquiried Goldcorp and formed Newmont Goldcorp. While Amcor merged with Bemis into a New Amcor Ltd. The final quarter of the Reporting Period generated slightly negative performance despite the optimism of a trade deal between the US and China at the G20 summit in Japan and positive earnings and easing of geopolitical tensions.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Linde plc, Air Products and Chemicals, Inc., and Ecolab Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were WestRock Company, Dow, Inc., and Freeport-McMoRan, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

The Materials Select Sector SPDR Fund
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	Materials Select Sector Index	S&P 500 Index	Net Asset Value	Market Value	Materials Select Sector Index	S&P 500 Index
ONE YEAR	2.64%	2.64%	2.79%	4.25%	2.64%	2.64%	2.79%	4.25%
FIVE YEARS	29.87%	29.84%	30.48%	67.27%	5.37%	5.36%	5.47%	10.84%
TEN YEARS	134.73%	135.00%	138.40%	246.74%	8.91%	8.92%	9.08%	13.24%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for The Materials Select Sector SPDR Fund as stated in the Fees and Expenses table of the most recent prospectus is 0.13%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

The Materials Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of September 30, 2019

Description	Market Value	% of Net Assets
Linde PLC	652,233,737	15.5%
DuPont de Nemours, Inc.	331,090,191	7.9
Ecolab, Inc.	308,772,680	7.4
Air Products & Chemicals, Inc.	304,479,333	7.2
Sherwin-Williams Co.	281,209,017	6.7
TOTAL	1,877,784,958	44.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2019*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

THE REAL ESTATE SELECT SECTOR SPDR FUND
Management's Discussion of Fund Performance (Unaudited)
The Real Estate Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Real Estate Select Sector Index. The Fund’s benchmark is the Real Estate Select Sector Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was 24.64%, and the Index was 24.74%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
The S&P Real Estate Select Sector Index advanced over 24% and was one of the top performing sectors over the Reporting Period. Healthy real estate fundamentals and the low unemployment rate helped drive earnings in general and the more patient pace of future interest rate increases by the US Federal Reserve also helped the sector outperform the broader equity market, as measured by the S&P 500 Index, by over 20% over the Reporting Period. Real estate investment trusts (REITs) are also less exposed to trade policy than the broader market.
Specialized REITs such as American Tower Corporation (AMT), which leases cell towers to mobile carriers, performed well. AMT has a solid history revenue and earnings growth and may be positioned to grow with 5G coming. On the contrary, Hotel and Resort REITs such as Host Hotels and Resorts Inc, have suffered, due to the weakening economy and late cycle concerns.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were American Tower Corporation, Crown Castle International Corp, and Welltower, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Host Hotels & Resorts, Inc., Simon Property Group, Inc., and Weyerhaeuser Company.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

The Real Estate Select Sector SPDR Fund
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	Real Estate Select Sector Index	S&P 500 Index	Net Asset Value	Market Value	Real Estate Select Sector Index	S&P 500 Index
ONE YEAR	24.64%	24.61%	24.74%	4.25%	24.64%	24.61%	24.74%	4.25%
SINCE INCEPTION(1)	51.32%	51.30%	52.03%	61.81%	10.95%	10.95%	11.10%	12.85%

(1)	For the period October 7, 2015 to September 30, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
* Inception date.
The total expense ratio for The Real Estate Select Sector SPDR Fund as stated in the Fees and Expenses table of the most recent prospectus is 0.13%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

The Real Estate Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of September 30, 2019

Description	Market Value	% of Net Assets
American Tower Corp. REIT	476,607,238	12.3%
Crown Castle International Corp. REIT	281,396,275	7.2
Prologis, Inc. REIT	261,873,901	6.7
Equinix, Inc. REIT	238,241,472	6.1
Simon Property Group, Inc. REIT	233,432,196	6.0
TOTAL	1,491,551,082	38.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2019*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
Management's Discussion of Fund Performance (Unaudited)
The Technology Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Technology Select Sector Index. The Fund’s benchmark is the Technology Select Sector Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was 8.44%, and the Index was 8.59%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses of the Fund, the effects of cash holdings on the Fund performance and the cumulative effect of small weight differences between the securities in the Fund and the Index contributed to the difference between the Fund’s performance and that of the Index.
Global reliance on technology products and services, strong macroeconomic data and corporate earnings were primary drivers of Fund performance during the Reporting Period. The Fund had positive performance for the Reporting Period. The first quarter of the Reporting Period, however, resulted in negative performance. The performance was driven in part by increased hostilities between the US and China over trade, a hawkish stance on monetary policy from the Fed, signs of a slowing global economy and geopolitical issues such as tensions with Saudi Arabia over the disappearance of a journalist in Turkey, Brexit, and the Italian budget deficit. Performance turned positive after the first quarter of the Reporting Period. Global reliance on technology products such as digital payment processing, cloud computing, smartphones and enhancements in artificial intelligence helped spur positive performance for the remainder of the Reporting Period. Performance in the second quarter of the Reporting Period was also aided by progress in the trade talks with China, better-than-expected earnings reports and dovish tones from the Fed. The third and fourth quarters of the Reporting Period had positive performance and were aided by optimism of a trade deal between the US and China at the G20 summit in Japan, positive earnings and easing of geopolitical tensions.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Microsoft Corporation, Mastercard Incorporated Class A, and Visa Inc. Class A. The top negative contributors to the Fund’s performance during the Reporting Period were DXC Technology Co., NVIDIA Corporation, and Apple Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fund.
See accompanying notes to financial statements.

The Technology Select Sector SPDR Fund
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	Technology Select Sector Index	S&P 500 Index	Net Asset Value	Market Value	Technology Select Sector Index	S&P 500 Index
ONE YEAR	8.44%	8.43%	8.59%	4.25%	8.44%	8.43%	8.59%	4.25%
FIVE YEARS	119.02%	119.02%	120.89%	67.27%	16.98%	16.98%	17.18%	10.84%
TEN YEARS	354.76%	355.34%	363.74%	246.74%	16.35%	16.37%	16.58%	13.24%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for The Technology Select Sector SPDR Fund as stated in the Fees and Expenses table of the most recent prospectus is 0.13%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

The Technology Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of September 30, 2019

Description	Market Value	% of Net Assets
Microsoft Corp.	4,381,868,571	19.6%
Apple, Inc.	3,927,339,483	17.5
Visa, Inc. Class A	1,226,189,626	5.5
Mastercard, Inc. Class A	1,000,785,147	4.5
Intel Corp.	942,288,350	4.2
TOTAL	11,478,471,177	51.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2019*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
Management's Discussion of Fund Performance (Unaudited)
The Utilities Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Utilities Select Sector Index. The Fund’s benchmark is the Utilities Select Sector Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was 26.85%, and the Index was 27.10%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.
During the prior twelve month period, the utilities sector has been positively impacted by a significant shift by the Federal Reserve. At the beginning of the period, market expectations suggested continued Federal Reserve tightening but in actuality there ended up being two cuts to the federal funds rate in 2019. These rate decreases helped the Utlities sector by making their relatively high dividend yield more attractive and decreasing the borrowing costs for the Fund’s constituents. Due to the capital intensive nature of utilities, many of these stocks have historically tended to be more greatly impacted by rising interest rates due to their relatively high debt ratios. Conversely, many of this sector’s constituent’s returns have been modestly helped by increased electricity demand caused by a historically hot summer in significant portions of the United States. Similarly, this sector’s return has also been helped during the prior twelve months by increased demand for energy associated with improvements in the residential and commercial real estate marketplace.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were NextEra Energy, Inc., Southern Company, and Duke Energy Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were SCANA Corporation, NRG Energy, Inc., and PG&E Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

The Utilities Select Sector SPDR Fund
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	Utilities Select Sector Index	S&P 500 Index	Net Asset Value	Market Value	Utilities Select Sector Index	S&P 500 Index
ONE YEAR	26.85%	26.85%	27.10%	4.25%	26.85%	26.85%	27.10%	4.25%
FIVE YEARS	82.06%	82.03%	83.50%	67.27%	12.73%	12.73%	12.91%	10.84%
TEN YEARS	218.83%	219.25%	225.40%	246.74%	12.29%	12.31%	12.52%	13.24%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for The Utilities Select Sector SPDR Fund as stated in the Fees and Expenses table of the most recent prospectus is 0.13%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

The Utilities Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of September 30, 2019

Description	Market Value	% of Net Assets
NextEra Energy, Inc.	1,447,413,796	12.8%
Duke Energy Corp.	887,758,214	7.9
Dominion Energy, Inc.	846,631,849	7.5
Southern Co.	820,649,721	7.3
Exelon Corp.	596,602,074	5.3
TOTAL	4,599,055,654	40.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2019*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.9%
DIVERSIFIED TELECOMMUNICATION SERVICES — 10.9%
AT&T, Inc.	7,405,176	$ 280,211,860
CenturyLink, Inc.	7,764,165	96,896,779
Verizon Communications, Inc.	4,681,961	282,603,166
		659,711,805
ENTERTAINMENT — 19.8%
Activision Blizzard, Inc.	5,017,483	265,525,200
Electronic Arts, Inc. (a)	2,330,784	227,997,291
Netflix, Inc. (a)	954,354	255,404,218
Take-Two Interactive Software, Inc. (a)	895,061	112,186,946
Viacom, Inc. Class B	2,799,465	67,271,144
Walt Disney Co.	2,034,023	265,073,877
		1,193,458,676
INTERACTIVE MEDIA & SERVICES — 46.1%
Alphabet, Inc. Class A (a)	576,097	703,495,090
Alphabet, Inc. Class C (a)	581,140	708,409,660
Facebook, Inc. Class A (a)	6,109,897	1,088,050,458
TripAdvisor, Inc. (a) (b)	830,472	32,122,657
Twitter, Inc. (a)	6,113,851	251,890,661
		2,783,968,526
MEDIA — 19.8%
CBS Corp. Class B	2,588,093	104,481,314
Charter Communications, Inc. Class A (a)	659,759	271,899,879
Comcast Corp. Class A	5,988,226	269,949,228
Discovery, Inc. Class A (a) (b)	1,249,907	33,285,023
Discovery, Inc. Class C (a)	2,744,129	67,560,456
DISH Network Corp. Class A (a)	1,902,807	64,828,635
Fox Corp. Class A	2,803,174	88,398,092
Fox Corp. Class B	1,284,181	40,503,069
Interpublic Group of Cos., Inc.	3,062,549	66,028,557
News Corp. Class A	3,050,124	42,457,726
Security Description	Shares	Value
News Corp. Class B	963,148	$ 13,768,201
Omnicom Group, Inc.	1,720,428	134,709,512
		1,197,869,692
WIRELESS TELECOMMUNICATION SERVICES — 3.3%
T-Mobile US, Inc. (a)	2,500,438	196,959,501
TOTAL COMMON STOCKS (Cost $6,122,341,603)		6,031,968,200
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	4,889,562	4,890,051
State Street Navigator Securities Lending Portfolio II (e) (f)	4,017,892	4,017,892
TOTAL SHORT-TERM INVESTMENTS (Cost $8,907,943)		8,907,943
TOTAL INVESTMENTS — 100.0% (Cost $6,131,249,546)		6,040,876,143
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (g)		(1,473,199)
NET ASSETS — 100.0%		$ 6,039,402,944
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,031,968,200	$—	$—	$6,031,968,200
Short-Term Investments	8,907,943	—	—	8,907,943
TOTAL INVESTMENTS	$6,040,876,143	$—	$—	$6,040,876,143
See accompanying notes to financial statements.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 19,989,633	$ 15,099,581	$ (1)	$—	4,889,562	$4,890,051	$ 7,845
State Street Institutional U.S. Government Money Market Fund, Class G Shares	715,482	715,482	66,795,876	67,511,358	—	—	—	—	106,482
State Street Navigator Securities Lending Portfolio II	—	—	287,008,411	282,990,519	—	—	4,017,892	4,017,892	31,000
Total		$715,482	$373,793,920	$365,601,458	$ (1)	$—		$8,907,943	$145,327
See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTO COMPONENTS — 1.3%
Aptiv PLC	1,561,660	$ 136,520,317
BorgWarner, Inc.	1,268,266	46,519,997
		183,040,314
AUTOMOBILES — 3.9%
Ford Motor Co.	23,912,651	219,039,883
General Motors Co.	7,669,010	287,434,495
Harley-Davidson, Inc. (a)	962,527	34,622,096
		541,096,474
DISTRIBUTORS — 1.1%
Genuine Parts Co.	897,127	89,344,878
LKQ Corp. (b)	1,892,720	59,526,044
		148,870,922
DIVERSIFIED CONSUMER SERVICES — 0.2%
H&R Block, Inc. (a)	1,232,709	29,116,587
HOTELS, RESTAURANTS & LEISURE — 20.7%
Carnival Corp. (a)	2,439,788	106,643,133
Chipotle Mexican Grill, Inc. (b)	155,425	130,630,050
Darden Restaurants, Inc.	754,219	89,163,770
Hilton Worldwide Holdings, Inc.	1,749,390	162,885,703
Marriott International, Inc. Class A	1,667,824	207,427,271
McDonald's Corp.	4,639,728	996,195,999
MGM Resorts International	3,202,210	88,765,261
Norwegian Cruise Line Holdings, Ltd. (b)	1,324,031	68,545,085
Royal Caribbean Cruises, Ltd.	1,047,001	113,421,618
Starbucks Corp.	7,311,611	646,492,645
Wynn Resorts, Ltd.	594,778	64,664,264
Yum! Brands, Inc.	1,856,550	210,588,467
		2,885,423,266
HOUSEHOLD DURABLES — 4.3%
D.R. Horton, Inc.	2,050,052	108,058,241
Garmin, Ltd.	887,299	75,145,352
Leggett & Platt, Inc. (a)	807,408	33,055,284
Lennar Corp. Class A	1,746,610	97,548,169
Mohawk Industries, Inc. (b)	367,763	45,628,355
Newell Brands, Inc. (a)	2,340,189	43,808,338
NVR, Inc. (b)	19,116	71,060,863
PulteGroup, Inc.	1,582,986	57,858,138
Whirlpool Corp. (a)	390,181	61,789,063
		593,951,803
INTERNET & DIRECT MARKETING RETAIL — 27.8%
Amazon.com, Inc. (b)	1,765,106	3,064,065,156
Booking Holdings, Inc. (b)	259,628	509,548,509
eBay, Inc.	4,809,769	187,484,796
Expedia Group, Inc.	851,982	114,514,901
		3,875,613,362
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Hasbro, Inc.	720,821	$ 85,554,244
MULTILINE RETAIL — 6.1%
Dollar General Corp.	1,568,849	249,352,860
Dollar Tree, Inc. (b)	1,443,071	164,740,985
Kohl's Corp.	977,219	48,528,695
Macy's, Inc. (a)	1,897,103	29,480,981
Nordstrom, Inc. (a)	656,485	22,103,850
Target Corp.	3,119,347	333,489,388
		847,696,759
SPECIALTY RETAIL — 25.9%
Advance Auto Parts, Inc.	438,392	72,510,037
AutoZone, Inc. (b)	149,610	162,269,998
Best Buy Co., Inc.	1,424,367	98,267,079
CarMax, Inc. (a) (b)	1,016,870	89,484,560
Gap, Inc. (a)	1,315,491	22,836,924
Home Depot, Inc.	6,691,458	1,552,552,085
L Brands, Inc.	1,425,789	27,931,207
Lowe's Cos., Inc.	4,713,658	518,313,834
O'Reilly Automotive, Inc. (b)	466,730	185,996,572
Ross Stores, Inc.	2,225,588	244,480,842
Tiffany & Co. (a)	667,690	61,848,125
TJX Cos., Inc.	7,382,052	411,475,578
Tractor Supply Co.	732,414	66,239,522
Ulta Salon Cosmetics & Fragrance, Inc. (b)	361,409	90,587,166
		3,604,793,529
TEXTILES, APPAREL & LUXURY GOODS — 8.0%
Capri Holdings, Ltd. (b)	930,839	30,866,621
Hanesbrands, Inc. (a)	2,220,360	34,015,915
NIKE, Inc. Class B	7,646,730	718,180,881
PVH Corp.	455,342	40,174,825
Ralph Lauren Corp.	318,404	30,398,030
Tapestry, Inc.	1,761,638	45,890,670
Under Armour, Inc. Class A (a) (b)	1,155,433	23,039,334
Under Armour, Inc. Class C (b)	1,193,583	21,639,660
VF Corp.	1,991,378	177,212,728
		1,121,418,664
TOTAL COMMON STOCKS (Cost $14,426,405,772)		13,916,575,924
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	10,102,149	10,103,159

See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	84,833,593	$ 84,833,593
TOTAL SHORT-TERM INVESTMENTS (Cost $94,936,752)		94,936,752
TOTAL INVESTMENTS — 100.6% (Cost $14,521,342,524)		14,011,512,676
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(83,198,464)
NET ASSETS — 100.0%		$ 13,928,314,212

(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,916,575,924	$—	$—	$13,916,575,924
Short-Term Investments	94,936,752	—	—	94,936,752
TOTAL INVESTMENTS	$14,011,512,676	$—	$—	$14,011,512,676
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 104,348,560	$ 94,245,302	$(99)	$—	10,102,149	$10,103,159	$ 58,170
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,316,113	1,316,113	232,103,797	233,419,910	—	—	—	—	259,189
State Street Navigator Securities Lending Government Money Market Portfolio	41,766,139	41,766,139	17,756,495	59,522,634	—	—	—	—	9,454
State Street Navigator Securities Lending Portfolio II	—	—	1,436,689,612	1,351,856,019	—	—	84,833,593	84,833,593	248,177
Total		$43,082,252	$1,790,898,464	$1,739,043,865	$(99)	$—		$94,936,752	$574,990
See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BEVERAGES — 25.9%
Brown-Forman Corp. Class B (a)	1,490,892	$ 93,598,200
Coca-Cola Co.	28,628,467	1,558,533,743
Constellation Brands, Inc. Class A	1,369,868	283,946,239
Molson Coors Brewing Co. Class B	1,538,732	88,477,090
Monster Beverage Corp. (b)	3,168,802	183,980,644
PepsiCo, Inc.	10,403,677	1,426,344,117
		3,634,880,033
FOOD & STAPLES RETAILING — 19.4%
Costco Wholesale Corp.	2,130,238	613,742,870
Kroger Co.	6,543,095	168,680,989
Sysco Corp.	4,203,544	333,761,394
Walmart, Inc.	10,582,104	1,255,884,103
Walgreens Boots Alliance, Inc.	6,214,094	343,701,539
		2,715,770,895
FOOD PRODUCTS — 17.2%
Archer-Daniels-Midland Co.	4,562,229	187,370,745
Campbell Soup Co. (a)	1,381,386	64,814,631
Conagra Brands, Inc.	3,985,803	122,284,436
General Mills, Inc.	4,943,267	272,472,877
Hershey Co.	1,220,169	189,113,993
Hormel Foods Corp. (a)	2,274,404	99,459,687
J.M. Smucker Co.	934,215	102,782,334
Kellogg Co.	2,036,777	131,066,600
Kraft Heinz Co.	5,096,447	142,369,247
Lamb Weston Holdings, Inc.	1,193,191	86,768,850
McCormick & Co., Inc. (a)	1,007,942	157,541,335
Mondelez International, Inc. Class A	11,812,759	653,481,828
Tyson Foods, Inc. Class A	2,413,665	207,913,103
		2,417,439,666
HOUSEHOLD PRODUCTS — 25.3%
Church & Dwight Co., Inc.	2,023,999	152,285,685
Clorox Co.	1,029,994	156,425,189
Colgate-Palmolive Co.	7,028,052	516,632,102
Kimberly-Clark Corp.	2,819,398	400,495,486
Procter & Gamble Co.	18,618,667	2,315,789,801
		3,541,628,263
Security Description	Shares	Value
PERSONAL PRODUCTS — 2.7%
Coty, Inc. Class A (a)	2,409,285	$ 25,321,586
Estee Lauder Cos., Inc. Class A	1,812,057	360,508,740
		385,830,326
TOBACCO — 9.1%
Altria Group, Inc.	15,301,813	625,844,152
Philip Morris International, Inc.	8,512,424	646,348,354
		1,272,192,506
TOTAL COMMON STOCKS (Cost $14,256,824,646)		13,967,741,689
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	637,217	637,281
State Street Navigator Securities Lending Portfolio II (e) (f)	121,441,491	121,441,491
TOTAL SHORT-TERM INVESTMENTS (Cost $122,078,772)		122,078,772
TOTAL INVESTMENTS — 100.5% (Cost $14,378,903,418)		14,089,820,461
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(74,816,390)
NET ASSETS — 100.0%		$ 14,015,004,071
(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,967,741,689	$—	$—	$13,967,741,689
Short-Term Investments	122,078,772	—	—	122,078,772
TOTAL INVESTMENTS	$14,089,820,461	$—	$—	$14,089,820,461
See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 185,875,758	$ 185,238,397	$(80)	$—	637,217	$ 637,281	$ 63,594
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,021,303	5,021,303	474,088,241	479,109,544	—	—	—	—	313,079
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	100,363,213	100,363,213	—	—	—	—	10,820
State Street Navigator Securities Lending Portfolio II	—	—	1,134,819,896	1,013,378,405	—	—	121,441,491	121,441,491	598,582
Total		$5,021,303	$1,895,147,108	$1,778,089,559	$(80)	$—		$122,078,772	$986,075
See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ENERGY EQUIPMENT & SERVICES — 9.5%
Baker Hughes a GE Co. (a)	6,339,967	$ 147,087,235
Halliburton Co.	8,538,380	160,948,463
Helmerich & Payne, Inc.	1,051,503	42,133,725
National Oilwell Varco, Inc.	3,773,886	80,006,383
Schlumberger, Ltd.	12,290,269	419,958,492
TechnipFMC PLC	4,104,380	99,079,733
		949,214,031
OIL, GAS & CONSUMABLE FUELS — 90.2%
Apache Corp. (a)	3,676,724	94,124,134
Cabot Oil & Gas Corp.	4,091,658	71,890,431
Chevron Corp.	17,857,233	2,117,867,834
Cimarex Energy Co. (a)	992,187	47,565,445
Concho Resources, Inc.	1,966,380	133,517,202
ConocoPhillips	8,001,319	455,915,157
Devon Energy Corp.	3,952,047	95,086,251
Diamondback Energy, Inc.	1,594,488	143,360,416
EOG Resources, Inc.	5,657,211	419,878,200
Exxon Mobil Corp.	32,281,728	2,279,412,814
Hess Corp.	2,530,980	153,073,670
HollyFrontier Corp.	1,480,735	79,426,625
Kinder Morgan, Inc.	18,977,616	391,128,666
Marathon Oil Corp.	7,863,111	96,480,372
Marathon Petroleum Corp.	6,417,116	389,839,797
Noble Energy, Inc.	4,677,022	105,045,914
Occidental Petroleum Corp.	8,719,112	387,738,911
ONEOK, Inc.	4,025,502	296,639,242
Phillips 66	4,372,252	447,718,605
Pioneer Natural Resources Co.	1,629,316	204,919,073
Valero Energy Corp.	4,039,455	344,323,144
Security Description	Shares	Value
Williams Cos., Inc.	11,814,463	$ 284,255,980
		9,039,207,883
TOTAL COMMON STOCKS (Cost $14,437,500,052)		9,988,421,914
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (b) (c)	12,896,062	12,897,352
State Street Navigator Securities Lending Portfolio II (d) (e)	4,960,705	4,960,705
TOTAL SHORT-TERM INVESTMENTS (Cost $17,858,055)		17,858,057
TOTAL INVESTMENTS — 99.9% (Cost $14,455,358,107)		10,006,279,971
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		8,501,029
NET ASSETS — 100.0%		$ 10,014,781,000
(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 9,988,421,914	$—	$—	$ 9,988,421,914
Short-Term Investments	17,858,057	—	—	17,858,057
TOTAL INVESTMENTS	$10,006,279,971	$—	$—	$10,006,279,971
See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 183,305,845	$ 170,408,435	$(60)	$ 2	12,896,062	$12,897,352	$ 33,928
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,022,279	6,022,279	812,628,705	818,650,984	—	—	—	—	542,378
State Street Navigator Securities Lending Portfolio II	—	—	1,063,948,890	1,058,988,185	—	—	4,960,705	4,960,705	80,268
Total		$6,022,279	$2,059,883,440	$2,048,047,604	$(60)	$ 2		$17,858,057	$656,574
See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BANKS — 42.1%
Bank of America Corp.	58,977,646	$ 1,720,377,934
BB&T Corp. (a)	5,393,900	287,872,443
Citigroup, Inc.	15,903,929	1,098,643,415
Citizens Financial Group, Inc.	3,147,547	111,328,737
Comerica, Inc.	1,051,456	69,385,581
Fifth Third Bancorp	5,142,628	140,805,155
First Republic Bank	1,184,345	114,526,162
Huntington Bancshares, Inc.	7,306,526	104,264,126
JPMorgan Chase & Co.	22,510,454	2,649,255,331
KeyCorp	7,062,892	126,001,993
M&T Bank Corp.	941,053	148,658,142
People's United Financial, Inc.	2,807,249	43,891,338
PNC Financial Services Group, Inc.	3,134,688	439,357,870
Regions Financial Corp.	7,024,363	111,125,423
SunTrust Banks, Inc.	3,125,221	215,015,205
SVB Financial Group (b)	362,926	75,833,388
US Bancorp	10,095,433	558,681,262
Wells Fargo & Co.	28,227,401	1,423,790,107
Zions Bancorp NA (a)	1,245,832	55,464,441
		9,494,278,053
CAPITAL MARKETS — 20.8%
Affiliated Managers Group, Inc.	356,513	29,715,359
Ameriprise Financial, Inc.	921,254	135,516,463
Bank of New York Mellon Corp.	6,039,161	273,030,469
BlackRock, Inc.	826,999	368,543,834
Cboe Global Markets, Inc.	786,264	90,349,596
Charles Schwab Corp.	8,190,435	342,605,896
CME Group, Inc.	2,521,061	532,801,032
E*TRADE Financial Corp.	1,688,330	73,763,138
Franklin Resources, Inc. (a)	1,985,651	57,305,888
Goldman Sachs Group, Inc.	2,278,280	472,127,964
Intercontinental Exchange, Inc.	3,945,157	364,019,636
Invesco, Ltd. (a)	2,711,978	45,940,907
MarketAxess Holdings, Inc.	265,953	87,099,608
Moody's Corp.	1,145,462	234,624,981
Morgan Stanley	8,842,924	377,327,567
MSCI, Inc.	596,224	129,827,776
Nasdaq, Inc.	811,433	80,615,869
Northern Trust Corp.	1,512,856	141,179,722
Raymond James Financial, Inc.	869,936	71,734,923
S&P Global, Inc.	1,733,970	424,787,971
State Street Corp. (c)	2,622,937	155,251,641
T Rowe Price Group, Inc.	1,658,414	189,473,799
		4,677,644,039
CONSUMER FINANCE — 5.3%
American Express Co.	4,789,590	566,512,705
Capital One Financial Corp.	3,311,218	301,254,614
Discover Financial Services	2,240,363	181,671,036
Synchrony Financial	4,297,007	146,484,968
		1,195,923,323
Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 12.7%
Berkshire Hathaway, Inc. Class B (b)	13,804,513	$ 2,871,614,794
INSURANCE — 18.9%
Aflac, Inc.	5,212,287	272,706,856
Allstate Corp.	2,317,542	251,870,465
American International Group, Inc.	6,124,115	341,113,205
Aon PLC	1,660,287	321,381,755
Arthur J Gallagher & Co.	1,309,969	117,333,923
Assurant, Inc.	430,430	54,156,703
Chubb, Ltd.	3,208,463	517,974,267
Cincinnati Financial Corp.	1,069,352	124,761,298
Everest Re Group, Ltd.	286,828	76,322,063
Globe Life, Inc.	706,619	67,665,835
Hartford Financial Services Group, Inc.	2,545,499	154,282,694
Lincoln National Corp.	1,409,457	85,018,446
Loews Corp.	1,830,815	94,250,356
Marsh & McLennan Cos., Inc.	3,564,382	356,616,419
MetLife, Inc.	5,603,737	264,272,237
Principal Financial Group, Inc.	1,825,328	104,299,242
Progressive Corp.	4,115,976	317,959,146
Prudential Financial, Inc.	2,830,097	254,567,225
Travelers Cos., Inc.	1,833,146	272,570,479
Unum Group	1,468,711	43,650,091
Willis Towers Watson PLC	908,162	175,248,022
		4,268,020,727
TOTAL COMMON STOCKS (Cost $23,313,992,075)		22,507,480,936
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (d) (e)	31,507,466	31,510,617
State Street Navigator Securities Lending Portfolio II (c) (f)	18,432,206	18,432,206
TOTAL SHORT-TERM INVESTMENTS (Cost $49,941,781)		49,942,823
TOTAL INVESTMENTS — 100.0% (Cost $23,363,933,856)		22,557,423,759
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (g)		(5,219,987)
NET ASSETS — 100.0%		$ 22,552,203,772

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2019.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$22,507,480,936	$—	$—	$22,507,480,936
Short-Term Investments	49,942,823	—	—	49,942,823
TOTAL INVESTMENTS	$22,557,423,759	$—	$—	$22,557,423,759
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Corp.	3,594,808	$301,173,014	$ 183,416,146	$ 245,766,577	$(28,473,669)	$(55,097,273)	2,622,937	$155,251,641	$5,472,078
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	150,709,624	119,199,884	(165)	1,042	31,507,466	31,510,617	131,697
State Street Institutional U.S. Government Money Market Fund, Class G Shares	40,474,692	40,474,692	804,648,550	845,123,242	—	—	—	—	707,395
State Street Navigator Securities Lending Portfolio II	—	—	1,208,715,616	1,190,283,410	—	—	18,432,206	18,432,206	89,294
Total		$341,647,706	$2,347,489,936	$2,400,373,113	$(28,473,834)	$(55,096,231)		$205,194,464	$6,400,464
See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 15.5%
AbbVie, Inc.	7,359,920	$ 557,293,142
Alexion Pharmaceuticals, Inc. (a)	1,117,837	109,480,956
Amgen, Inc.	2,985,339	577,692,950
Biogen, Inc. (a)	918,227	213,781,610
Celgene Corp. (a)	3,528,200	350,350,260
Gilead Sciences, Inc.	6,304,487	399,578,386
Incyte Corp. (a)	887,133	65,851,883
Regeneron Pharmaceuticals, Inc. (a)	397,814	110,353,604
Vertex Pharmaceuticals, Inc. (a)	1,276,648	216,289,704
		2,600,672,495
HEALTH CARE EQUIPMENT & SUPPLIES — 26.4%
Abbott Laboratories	8,793,851	735,781,513
ABIOMED, Inc. (a)	224,913	40,009,774
Align Technology, Inc. (a) (b)	362,950	65,664,914
Baxter International, Inc.	2,541,519	222,306,667
Becton Dickinson and Co.	1,344,540	340,114,838
Boston Scientific Corp. (a)	6,931,768	282,053,640
Cooper Cos., Inc.	246,667	73,260,099
Danaher Corp.	3,178,204	459,028,004
DENTSPLY SIRONA, Inc.	1,115,965	59,492,094
Edwards Lifesciences Corp. (a)	1,035,294	227,671,504
Hologic, Inc. (a)	1,336,088	67,459,083
IDEXX Laboratories, Inc. (a)	428,541	116,533,154
Intuitive Surgical, Inc. (a)	573,725	309,771,339
Medtronic PLC	6,682,746	725,879,870
ResMed, Inc.	713,980	96,465,838
Stryker Corp.	1,597,359	345,508,752
Teleflex, Inc.	230,100	78,176,475
Varian Medical Systems, Inc. (a)	453,335	53,987,665
Zimmer Biomet Holdings, Inc.	1,020,826	140,128,785
		4,439,294,008
HEALTH CARE PROVIDERS & SERVICES — 18.2%
AmerisourceBergen Corp.	757,068	62,329,408
Anthem, Inc.	1,273,421	305,748,382
Cardinal Health, Inc.	1,485,705	70,110,419
Centene Corp. (a)	2,060,462	89,135,586
Cigna Corp.	1,879,726	285,323,609
CVS Health Corp.	6,475,292	408,396,666
DaVita, Inc. (a)	482,062	27,511,278
HCA Healthcare, Inc.	1,324,034	159,440,174
Henry Schein, Inc. (a) (b)	741,649	47,094,712
Humana, Inc.	673,143	172,102,471
Laboratory Corp. of America Holdings (a)	486,377	81,711,336
McKesson Corp.	920,480	125,792,797
Quest Diagnostics, Inc.	668,435	71,542,598
UnitedHealth Group, Inc.	4,717,633	1,025,236,004
Universal Health Services, Inc. Class B	404,408	60,155,690
Security Description	Shares	Value
WellCare Health Plans, Inc. (a)	250,311	$ 64,873,102
		3,056,504,232
HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp.	1,584,927	108,044,473
LIFE SCIENCES TOOLS & SERVICES — 7.5%
Agilent Technologies, Inc.	1,540,569	118,053,803
Illumina, Inc. (a)	732,485	222,836,587
IQVIA Holdings, Inc. (a)	906,959	135,481,535
Mettler-Toledo International, Inc. (a)	122,481	86,275,616
PerkinElmer, Inc.	552,915	47,091,771
Thermo Fisher Scientific, Inc.	1,993,746	580,718,397
Waters Corp. (a)	332,314	74,182,454
		1,264,640,163
PHARMACEUTICALS — 31.7%
Allergan PLC	1,632,975	274,813,363
Bristol-Myers Squibb Co.	8,153,376	413,457,697
Eli Lilly & Co.	4,229,321	472,964,968
Johnson & Johnson	13,137,821	1,699,771,281
Merck & Co., Inc.	12,745,655	1,072,929,238
Mylan NV (a)	2,563,398	50,704,013
Nektar Therapeutics (a) (b)	863,811	15,734,317
Perrigo Co. PLC (b)	677,287	37,853,570
Pfizer, Inc.	27,533,739	989,287,242
Zoetis, Inc.	2,377,275	296,184,692
		5,323,700,381
TOTAL COMMON STOCKS (Cost $18,869,657,154)		16,792,855,752
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	12,480,331	12,481,579
State Street Navigator Securities Lending Portfolio II (e) (f)	28,805,353	28,805,353
TOTAL SHORT-TERM INVESTMENTS (Cost $41,286,521)		41,286,932
TOTAL INVESTMENTS — 100.1% (Cost $18,910,943,675)		16,834,142,684
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(15,425,706)
NET ASSETS — 100.0%		$ 16,818,716,978

See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$16,792,855,752	$—	$—	$16,792,855,752
Short-Term Investments	41,286,932	—	—	41,286,932
TOTAL INVESTMENTS	$16,834,142,684	$—	$—	$16,834,142,684
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 119,119,595	$ 106,638,428	$ 1	$411	12,480,331	$12,481,579	$ 97,187
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,912,798	8,912,798	702,794,599	711,707,397	—	—	—	—	702,788
State Street Navigator Securities Lending Portfolio II	—	—	1,842,023,921	1,813,218,568	—	—	28,805,353	28,805,353	2,579,474
Total		$8,912,798	$2,663,938,115	$2,631,564,393	$ 1	$411		$41,286,932	$3,379,449
See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 29.0%
Arconic, Inc.	1,642,707	$ 42,710,382
Boeing Co.	2,266,538	862,349,713
General Dynamics Corp.	992,712	181,398,264
Huntington Ingalls Industries, Inc.	175,299	37,126,575
L3Harris Technologies, Inc.	946,725	197,524,704
Lockheed Martin Corp.	1,053,642	410,983,599
Northrop Grumman Corp.	667,384	250,128,849
Raytheon Co.	1,180,902	231,681,163
Textron, Inc.	975,841	47,777,175
TransDigm Group, Inc.	210,504	109,603,118
United Technologies Corp.	3,439,433	469,551,393
		2,840,834,935
AIR FREIGHT & LOGISTICS — 6.2%
C.H. Robinson Worldwide, Inc. (a)	576,016	48,834,636
Expeditors International of Washington, Inc.	725,653	53,908,761
FedEx Corp.	1,017,675	148,142,950
United Parcel Service, Inc. Class B	2,961,102	354,799,242
		605,685,589
AIRLINES — 4.2%
Alaska Air Group, Inc.	524,243	34,028,613
American Airlines Group, Inc. (a)	1,680,341	45,318,797
Delta Air Lines, Inc.	2,454,006	141,350,745
Southwest Airlines Co.	2,051,338	110,792,765
United Airlines Holdings, Inc. (b)	934,921	82,656,366
		414,147,286
BUILDING PRODUCTS — 3.1%
Allegion PLC	396,197	41,065,819
AO Smith Corp.	586,688	27,990,884
Fortune Brands Home & Security, Inc.	593,245	32,450,502
Johnson Controls International PLC	3,373,953	148,082,797
Masco Corp.	1,227,412	51,158,532
		300,748,534
COMMERCIAL SERVICES & SUPPLIES — 4.6%
Cintas Corp.	352,048	94,384,069
Copart, Inc. (b)	852,791	68,504,701
Republic Services, Inc.	897,699	77,695,849
Rollins, Inc. (a)	597,262	20,348,716
Waste Management, Inc.	1,654,951	190,319,365
		451,252,700
CONSTRUCTION & ENGINEERING — 0.8%
Jacobs Engineering Group, Inc.	574,159	52,535,549
Quanta Services, Inc.	603,153	22,799,183
		75,334,732
ELECTRICAL EQUIPMENT — 5.0%
AMETEK, Inc.	968,265	88,906,092
Eaton Corp. PLC	1,780,992	148,089,485
Security Description	Shares	Value
Emerson Electric Co.	2,608,151	$ 174,380,976
Rockwell Automation, Inc.	496,162	81,767,498
		493,144,051
INDUSTRIAL CONGLOMERATES — 14.3%
3M Co.	2,438,310	400,858,164
General Electric Co.	37,004,709	330,822,098
Honeywell International, Inc.	3,050,969	516,223,955
Roper Technologies, Inc.	441,013	157,265,236
		1,405,169,453
MACHINERY — 16.9%
Caterpillar, Inc.	2,385,611	301,326,525
Cummins, Inc.	668,802	108,794,021
Deere & Co.	1,335,210	225,223,223
Dover Corp.	616,700	61,398,652
Flowserve Corp.	556,584	25,998,039
Fortive Corp.	1,252,008	85,837,669
IDEX Corp.	321,560	52,697,253
Illinois Tool Works, Inc.	1,248,298	195,346,154
Ingersoll-Rand PLC	1,024,381	126,213,983
PACCAR, Inc.	1,468,724	102,825,367
Parker-Hannifin Corp.	544,634	98,366,347
Pentair PLC	712,386	26,928,191
Snap-on, Inc.	235,036	36,792,535
Stanley Black & Decker, Inc.	643,471	92,923,647
Wabtec Corp. (a)	772,177	55,488,639
Xylem, Inc.	761,067	60,596,155
		1,656,756,400
PROFESSIONAL SERVICES — 3.6%
Equifax, Inc.	512,631	72,111,803
IHS Markit, Ltd. (b)	1,700,157	113,706,500
Nielsen Holdings PLC	1,509,006	32,066,377
Robert Half International, Inc.	498,491	27,746,009
Verisk Analytics, Inc.	692,283	109,477,634
		355,108,323
ROAD & RAIL — 10.4%
CSX Corp.	3,383,964	234,407,186
JB Hunt Transport Services, Inc. (a)	362,157	40,072,672
Kansas City Southern	425,479	56,592,962
Norfolk Southern Corp.	1,116,972	200,675,190
Union Pacific Corp.	2,987,444	483,906,179
		1,015,654,189
TRADING COMPANIES & DISTRIBUTORS — 1.8%
Fastenal Co. (a)	2,431,497	79,437,007
United Rentals, Inc. (b)	327,215	40,784,078
W.W. Grainger, Inc.	187,484	55,710,870
		175,931,955
TOTAL COMMON STOCKS (Cost $11,002,040,794)		9,789,768,147

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	6,868,611	$ 6,869,298
State Street Navigator Securities Lending Portfolio II (e) (f)	57,921,882	57,921,882
TOTAL SHORT-TERM INVESTMENTS (Cost $64,791,163)		64,791,180
TOTAL INVESTMENTS — 100.5% (Cost $11,066,831,957)		9,854,559,327
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(52,190,885)
NET ASSETS — 100.0%		$ 9,802,368,442

(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,789,768,147	$—	$—	$9,789,768,147
Short-Term Investments	64,791,180	—	—	64,791,180
TOTAL INVESTMENTS	$9,854,559,327	$—	$—	$9,854,559,327
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 76,268,144	$ 69,398,568	$(295)	$17	6,868,611	$ 6,869,298	$ 40,339
State Street Institutional U.S. Government Money Market Fund, Class G Shares	17,453,498	17,453,498	473,310,081	490,763,579	—	—	—	—	364,168
State Street Navigator Securities Lending Government Money Market Portfolio	118,858,872	118,858,872	7,835	118,866,707	—	—	—	—	1,172
State Street Navigator Securities Lending Portfolio II	—	—	893,053,433	835,131,551	—	—	57,921,882	57,921,882	125,508
Total		$136,312,370	$1,442,639,493	$1,514,160,405	$(295)	$17		$64,791,180	$531,187
See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CHEMICALS — 71.5%
Air Products & Chemicals, Inc.	1,372,394	$ 304,479,333
Albemarle Corp. (a)	675,469	46,958,605
Celanese Corp.	788,598	96,437,649
CF Industries Holdings, Inc.	1,391,517	68,462,636
Corteva, Inc.	4,772,928	133,641,984
Dow, Inc.	3,976,459	189,478,271
DuPont de Nemours, Inc.	4,642,970	331,090,191
Eastman Chemical Co.	873,090	64,460,235
Ecolab, Inc.	1,559,143	308,772,680
FMC Corp.	831,326	72,890,664
International Flavors & Fragrances, Inc. (a)	680,541	83,495,575
Linde PLC	3,366,889	652,233,737
LyondellBasell Industries NV Class A	1,645,194	147,195,507
Mosaic Co.	2,262,558	46,382,439
PPG Industries, Inc.	1,505,958	178,471,082
Sherwin-Williams Co.	511,410	281,209,017
		3,005,659,605
CONSTRUCTION MATERIALS — 5.6%
Martin Marietta Materials, Inc.	397,984	109,087,414
Vulcan Materials Co.	843,123	127,513,923
		236,601,337
CONTAINERS & PACKAGING — 13.9%
Amcor PLC	10,353,606	100,947,658
Avery Dennison Corp.	536,561	60,937,233
Ball Corp.	2,115,948	154,062,174
International Paper Co.	2,503,721	104,705,612
Packaging Corp. of America	603,310	64,011,191
Sealed Air Corp.	984,892	40,882,867
Westrock Co.	1,640,088	59,781,208
		585,327,943
Security Description	Shares	Value
METALS & MINING — 8.8%
Freeport-McMoRan, Inc.	9,247,128	$ 88,495,015
Newmont Goldcorp Corp.	4,771,495	180,935,091
Nucor Corp.	1,932,087	98,362,549
		367,792,655
TOTAL COMMON STOCKS (Cost $4,622,320,510)		4,195,381,540
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (b) (c)	1,045,819	1,045,923
State Street Navigator Securities Lending Portfolio II (d) (e)	72,906,398	72,906,398
TOTAL SHORT-TERM INVESTMENTS (Cost $73,952,321)		73,952,321
TOTAL INVESTMENTS — 101.6% (Cost $4,696,272,831)		4,269,333,861
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(67,860,535)
NET ASSETS — 100.0%		$ 4,201,473,326
(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,195,381,540	$—	$—	$4,195,381,540
Short-Term Investments	73,952,321	—	—	73,952,321
TOTAL INVESTMENTS	$4,269,333,861	$—	$—	$4,269,333,861
See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 31,369,742	$ 30,323,819	$—	$—	1,045,819	$ 1,045,923	$ 21,922
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,380,802	2,380,802	137,636,501	140,017,303	—	—	—	—	135,567
State Street Navigator Securities Lending Portfolio II	—	—	503,609,946	430,703,548	—	—	72,906,398	72,906,398	122,974
Total		$2,380,802	$672,616,189	$601,044,670	$—	$—		$73,952,321	$280,463
See accompanying notes to financial statements.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.8%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 97.5%
Alexandria Real Estate Equities, Inc. REIT (a)	552,255	$ 85,069,360
American Tower Corp. REIT	2,155,326	476,607,238
Apartment Investment & Management Co. Class A REIT	724,883	37,795,400
AvalonBay Communities, Inc. REIT	679,942	146,411,911
Boston Properties, Inc. REIT	699,871	90,745,274
Crown Castle International Corp. REIT	2,024,288	281,396,275
Digital Realty Trust, Inc. REIT	1,014,365	131,674,721
Duke Realty Corp. REIT	1,759,821	59,781,119
Equinix, Inc. REIT	413,040	238,241,472
Equity Residential REIT	1,697,294	146,408,580
Essex Property Trust, Inc. REIT	320,051	104,544,659
Extra Space Storage, Inc. REIT	625,754	73,100,582
Federal Realty Investment Trust REIT	338,779	46,121,373
HCP, Inc. REIT	2,391,147	85,196,568
Host Hotels & Resorts, Inc. REIT	3,553,795	61,445,116
Iron Mountain, Inc. REIT (a)	1,395,377	45,196,261
Kimco Realty Corp. REIT	2,055,109	42,910,676
Macerich Co. REIT (a)	535,568	16,918,593
Mid-America Apartment Communities, Inc. REIT	555,279	72,191,823
Prologis, Inc. REIT	3,072,916	261,873,901
Public Storage REIT	731,041	179,302,426
Realty Income Corp. REIT	1,549,401	118,808,069
Regency Centers Corp. REIT	815,838	56,692,583
SBA Communications Corp. REIT	550,729	132,808,298
Simon Property Group, Inc. REIT	1,499,725	233,432,196
SL Green Realty Corp. REIT	400,564	32,746,107
UDR, Inc. REIT	1,425,752	69,120,457
Ventas, Inc. REIT	1,814,038	132,479,195
Vornado Realty Trust REIT	769,755	49,010,301
Security Description	Shares	Value
Welltower, Inc. REIT	1,973,148	$ 178,865,866
Weyerhaeuser Co. REIT	3,626,961	100,466,820
		3,787,363,220
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.3%
CBRE Group, Inc. Class A (b)	1,637,634	86,810,978
TOTAL COMMON STOCKS (Cost $3,692,998,302)		3,874,174,198
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	7,560,491	7,561,247
State Street Navigator Securities Lending Portfolio II (e) (f)	16,954,517	16,954,517
TOTAL SHORT-TERM INVESTMENTS (Cost $24,515,616)		24,515,764
TOTAL INVESTMENTS — 100.4% (Cost $3,717,513,918)		3,898,689,962
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(14,416,520)
NET ASSETS — 100.0%		$ 3,884,273,442
(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,874,174,198	$—	$—	$3,874,174,198
Short-Term Investments	24,515,764	—	—	24,515,764
TOTAL INVESTMENTS	$3,898,689,962	$—	$—	$3,898,689,962
See accompanying notes to financial statements.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 42,229,265	$ 34,668,287	$121	$148	7,560,491	$ 7,561,247	$ 8,544
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,227,878	6,227,878	142,535,086	148,762,964	—	—	—	—	47,228
State Street Navigator Securities Lending Portfolio II	—	—	180,698,216	163,743,699	—	—	16,954,517	16,954,517	8,774
Total		$6,227,878	$365,462,567	$347,174,950	$121	$148		$24,515,764	$64,546
See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 4.9%
Arista Networks, Inc. (a) (b)	224,684	$ 53,681,501
Cisco Systems, Inc.	17,523,725	865,847,252
F5 Networks, Inc. (a)	247,455	34,747,631
Juniper Networks, Inc.	1,425,282	35,275,730
Motorola Solutions, Inc.	682,112	116,238,706
		1,105,790,820
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Amphenol Corp. Class A	1,227,808	118,483,472
CDW Corp.	597,427	73,626,904
Corning, Inc.	3,223,270	91,927,660
FLIR Systems, Inc.	561,438	29,526,024
IPG Photonics Corp. (a) (b)	147,397	19,987,033
Keysight Technologies, Inc. (a)	774,263	75,297,077
TE Connectivity, Ltd.	1,386,654	129,208,420
		538,056,590
IT SERVICES — 25.1%
Accenture PLC Class A	2,630,037	505,887,617
Akamai Technologies, Inc. (a)	679,362	62,080,100
Alliance Data Systems Corp.	169,180	21,677,033
Automatic Data Processing, Inc.	1,791,289	289,149,870
Broadridge Financial Solutions, Inc.	471,773	58,702,714
Cognizant Technology Solutions Corp. Class A	2,279,770	137,390,339
DXC Technology Co.	1,081,284	31,897,878
Fidelity National Information Services, Inc.	2,532,109	336,162,791
Fiserv, Inc. (a)	2,356,254	244,084,352
FleetCor Technologies, Inc. (a)	356,833	102,332,568
Gartner, Inc. (a) (b)	372,957	53,329,122
Global Payments, Inc.	1,238,510	196,923,090
International Business Machines Corp.	3,656,676	531,753,824
Jack Henry & Associates, Inc.	317,835	46,394,375
Leidos Holdings, Inc.	558,008	47,921,727
Mastercard, Inc. Class A	3,685,183	1,000,785,147
Paychex, Inc.	1,320,117	109,266,084
PayPal Holdings, Inc. (a)	4,857,091	503,146,057
VeriSign, Inc. (a)	430,054	81,121,086
Visa, Inc. Class A (b)	7,128,595	1,226,189,626
Western Union Co. (b)	1,749,766	40,542,078
		5,626,737,478
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 17.8%
Advanced Micro Devices, Inc. (a) (b)	4,480,906	129,901,465
Analog Devices, Inc.	1,524,818	170,367,915
Applied Materials, Inc.	3,813,074	190,272,393
Broadcom, Inc.	1,643,163	453,628,009
Intel Corp.	18,286,209	942,288,350
KLA Corp.	657,435	104,828,011
Security Description	Shares	Value
Lam Research Corp.	596,603	$ 137,880,919
Maxim Integrated Products, Inc.	1,119,793	64,847,213
Microchip Technology, Inc. (b)	984,848	91,502,228
Micron Technology, Inc. (a)	4,556,309	195,237,841
NVIDIA Corp.	2,513,851	437,586,043
Qorvo, Inc. (a)	486,184	36,045,682
QUALCOMM, Inc.	5,018,015	382,774,184
Skyworks Solutions, Inc.	708,729	56,166,773
Texas Instruments, Inc.	3,853,894	498,077,260
Xilinx, Inc.	1,042,717	99,996,560
		3,991,400,846
SOFTWARE — 30.3%
Adobe, Inc. (a)	2,003,735	553,531,794
ANSYS, Inc. (a)	347,456	76,912,860
Autodesk, Inc. (a)	906,441	133,881,336
Cadence Design Systems, Inc. (a)	1,156,470	76,419,537
Citrix Systems, Inc.	507,969	49,029,168
Fortinet, Inc. (a)	585,888	44,972,763
Intuit, Inc.	1,073,096	285,379,150
Microsoft Corp.	31,517,432	4,381,868,571
Oracle Corp.	9,087,921	500,108,293
salesforce.com, Inc. (a)	3,620,067	537,362,745
Symantec Corp.	2,347,027	55,460,248
Synopsys, Inc. (a)	620,500	85,163,625
		6,780,090,090
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 19.3%
Apple, Inc.	17,535,114	3,927,339,483
Hewlett Packard Enterprise Co.	5,389,201	81,754,179
HP, Inc.	6,117,006	115,733,754
NetApp, Inc.	982,006	51,565,135
Seagate Technology PLC (b)	977,304	52,569,182
Western Digital Corp.	1,221,805	72,868,450
Xerox Holdings Corp.	785,521	23,494,933
		4,325,325,116
TOTAL COMMON STOCKS (Cost $21,153,602,634)		22,367,400,940
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	44,116,854	44,121,266
State Street Navigator Securities Lending Portfolio II (e) (f)	130,802,180	130,802,180
TOTAL SHORT-TERM INVESTMENTS (Cost $174,923,310)		174,923,446
TOTAL INVESTMENTS — 100.6% (Cost $21,328,525,944)		22,542,324,386
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(125,164,492)
NET ASSETS — 100.0%		$ 22,417,159,894

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$22,367,400,940	$—	$—	$22,367,400,940
Short-Term Investments	174,923,446	—	—	174,923,446
TOTAL INVESTMENTS	$22,542,324,386	$—	$—	$22,542,324,386
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 147,125,319	$ 103,004,109	$(80)	$136	44,116,854	$ 44,121,266	$ 125,427
State Street Institutional U.S. Government Money Market Fund, Class G Shares	16,254,753	16,254,753	582,120,408	598,375,161	—	—	—	—	677,051
State Street Navigator Securities Lending Government Money Market Portfolio	12,356,093	12,356,093	33,304,886	45,660,979	—	—	—	—	5,493
State Street Navigator Securities Lending Portfolio II	—	—	1,489,308,755	1,358,506,575	—	—	130,802,180	130,802,180	246,772
Total		$28,610,846	$2,251,859,368	$2,105,546,824	$(80)	$136		$174,923,446	$1,054,743
See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ELECTRIC UTILITIES — 61.0%
Alliant Energy Corp.	3,019,083	$ 162,819,146
American Electric Power Co., Inc.	6,276,508	588,046,034
Duke Energy Corp.	9,260,987	887,758,214
Edison International	4,551,562	343,278,806
Entergy Corp.	2,527,183	296,590,197
Evergy, Inc. (a)	2,992,955	199,211,085
Eversource Energy	4,113,235	351,558,195
Exelon Corp.	12,349,453	596,602,074
FirstEnergy Corp. (a)	6,863,559	331,029,451
NextEra Energy, Inc.	6,212,343	1,447,413,796
Pinnacle West Capital Corp.	1,427,472	138,564,707
PPL Corp.	9,180,218	289,085,065
Southern Co.	13,285,571	820,649,721
Xcel Energy, Inc.	6,665,056	432,495,484
		6,885,101,975
GAS UTILITIES — 1.5%
Atmos Energy Corp.	1,502,445	171,113,461
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.3%
AES Corp.	8,437,922	137,875,646
NRG Energy, Inc.	3,215,667	127,340,413
		265,216,059
MULTI-UTILITIES — 32.5%
Ameren Corp.	3,124,330	250,102,617
CenterPoint Energy, Inc.	6,383,450	192,652,521
CMS Energy Corp.	3,607,096	230,673,789
Consolidated Edison, Inc.	4,221,755	398,829,195
Dominion Energy, Inc.	10,447,086	846,631,849
Security Description	Shares	Value
DTE Energy Co.	2,329,852	$ 309,777,122
NiSource, Inc.	4,745,450	141,983,864
Public Service Enterprise Group, Inc.	6,426,929	398,983,752
Sempra Energy	3,489,690	515,113,141
WEC Energy Group, Inc. (a)	4,009,375	381,291,562
		3,666,039,412
WATER UTILITIES — 2.5%
American Water Works Co., Inc.	2,296,213	285,258,541
TOTAL COMMON STOCKS (Cost $10,651,362,596)		11,272,729,448
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (b) (c) (Cost $8,628,860)	8,627,998	8,628,861
TOTAL INVESTMENTS — 99.9% (Cost $10,659,991,456)		11,281,358,309
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		15,124,799
NET ASSETS — 100.0%		$ 11,296,483,108
(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,272,729,448	$—	$—	$11,272,729,448
Short-Term Investment	8,628,861	—	—	8,628,861
TOTAL INVESTMENTS	$11,281,358,309	$—	$—	$11,281,358,309
See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 109,374,625	$ 100,745,706	$(59)	$ 1	8,627,998	$8,628,861	$ 90,737
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,502,091	8,502,091	506,691,884	515,193,975	—	—	—	—	385,484
State Street Navigator Securities Lending Portfolio II	—	—	1,262,811,583	1,262,811,583	—	—	—	—	128,121
Total		$8,502,091	$1,878,878,092	$1,878,751,264	$(59)	$ 1		$8,628,861	$604,342
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2019

	The Communication Services Select Sector SPDR Fund	The Consumer Discretionary Select Sector SPDR Fund	The Consumer Staples Select Sector SPDR Fund
ASSETS
Investments in unaffiliated issuers, at value*	$6,031,968,200	$13,916,575,924	$13,967,741,689
Investments in affiliated issuers, at value	8,907,943	94,936,752	122,078,772
Total Investments	6,040,876,143	14,011,512,676	14,089,820,461
Cash	—	—	9,895,002
Receivable for investments sold	—	—	—
Receivable for income related to Select Sector SPDR shares in-kind transactions	50,242	—	—
Dividends receivable — unaffiliated issuers	3,633,773	4,519,371	39,374,760
Dividends receivable — affiliated issuers	5,868	46,838	46,138
Securities lending income receivable — unaffiliated issuers	2,130	22,066	3,919
Securities lending income receivable — affiliated issuers	2,300	27,688	33,130
Other Receivable	—	—	—
Prepaid expenses and other assets	8,524	25,937	20,654
TOTAL ASSETS	6,044,578,980	14,016,154,576	14,139,194,064
LIABILITIES
Due to custodian	55,237	134,860	—
Payable upon return of securities loaned	4,017,892	84,833,593	121,441,491
Payable for investments purchased	—	—	—
Payable for income related to Select Sector SPDR shares in-kind transactions	—	26,185	123,175
Advisory and Administration fees payable	184,658	457,126	434,336
Distribution fees payable	238,155	591,029	552,126
Unitary fees payable	19,063	45,040	67,920
Trustees’ fees and expenses payable	—	1,028	512
License fee payable	621,408	1,436,907	1,362,704
Professional fees payable	23,466	41,558	37,249
Printing and postage fees payable	13,502	271,413	168,582
Accrued expenses and other liabilities	2,655	1,625	1,898
TOTAL LIABILITIES	5,176,036	87,840,364	124,189,993
NET ASSETS	$6,039,402,944	$13,928,314,212	$14,015,004,071
NET ASSETS CONSIST OF:
Paid-in Capital	$6,191,450,335	$15,253,320,119	$15,061,352,255
Total distributable earnings (loss)	(152,047,391)	(1,325,005,907)	(1,046,348,184)
NET ASSETS	$6,039,402,944	$13,928,314,212	$14,015,004,071
NET ASSET VALUE PER SHARE
Net asset value per share	$ 49.50	$ 120.69	$ 61.41
Shares outstanding (unlimited amount authorized, $0.01 par value)	122,000,000	115,403,252	228,221,809
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$6,122,341,603	$14,426,405,772	$14,256,824,646
Investments in affiliated issuers	8,907,943	94,936,752	122,078,772
Total cost of investments	$6,131,249,546	$14,521,342,524	$14,378,903,418
* Includes investments in securities on loan, at value	$ 31,799,686	$ 303,645,362	$ 166,477,122
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund	The Financial Select Sector SPDR Fund	The Health Care Select Sector SPDR Fund	The Industrial Select Sector SPDR Fund	The Materials Select Sector SPDR Fund	The Real Estate Select Sector SPDR Fund	The Technology Select Sector SPDR Fund

$ 9,988,421,914	$22,352,229,295	$16,792,855,752	$ 9,789,768,147	$ 4,195,381,540	$3,874,174,198	$22,367,400,940
17,858,057	205,194,464	41,286,932	64,791,180	73,952,321	24,515,764	174,923,446
10,006,279,971	22,557,423,759	16,834,142,684	9,854,559,327	4,269,333,861	3,898,689,962	22,542,324,386
5,054,090	713,571	1,384,869	2,627,498	—	—	—
29,012,101	—	—	—	44,226,186	—	—
3,025	—	12,555	—	—	—	—
14,286,022	15,816,699	15,423,557	5,013,011	6,486,477	10,165,002	10,172,915
24,682	1,474,559	68,064	28,500	13,178	7,484	93,765
—	7,827	945	8,594	3,442	3,141	18,295
1,220	1,128	8,350	14,173	15,977	5,821	29,880
—	—	—	207,277	—	—	12,779
27,789	50,330	37,053	21,079	7,886	5,757	38,867
10,054,688,900	22,575,487,873	16,851,078,077	9,862,479,459	4,320,087,007	3,908,877,167	22,552,690,887

—	—	—	—	42,007	37,261	219,076
4,960,705	18,432,206	28,805,353	57,921,882	72,906,398	16,954,517	130,802,180
32,439,704	—	—	—	44,736,818	6,681,800	—
—	8,677	—	55,208	18,405	158,493	1,167
354,392	737,165	558,153	326,238	137,527	122,922	721,139
478,942	974,647	743,801	428,106	179,981	156,692	926,161
30,800	102,357	51,306	35,126	9,028	20,450	115,904
3,366	4,186	2,979	1,850	837	274	1,599
1,243,091	2,343,032	1,822,825	1,046,549	455,825	387,657	2,288,127
44,631	56,542	47,386	39,233	31,450	29,750	48,067
350,680	624,992	325,990	254,891	92,726	50,986	406,664
1,589	297	3,306	1,934	2,679	2,923	909
39,907,900	23,284,101	32,361,099	60,111,017	118,613,681	24,603,725	135,530,993
$10,014,781,000	$22,552,203,772	$16,818,716,978	$ 9,802,368,442	$ 4,201,473,326	$3,884,273,442	$22,417,159,894

$17,852,370,203	$23,879,367,255	$19,150,476,394	$11,496,312,326	$ 5,419,364,216	$3,742,779,404	$22,085,123,822
(7,837,589,203)	(1,327,163,483)	(2,331,759,416)	(1,693,943,884)	(1,217,890,890)	141,494,038	332,036,072
$10,014,781,000	$22,552,203,772	$16,818,716,978	$ 9,802,368,442	$ 4,201,473,326	$3,884,273,442	$22,417,159,894

$ 59.18	$ 28.02	$ 90.13	$ 77.66	$ 58.17	$ 39.35	$ 80.51
169,224,200	804,945,427	186,615,324	126,226,000	72,223,725	98,700,000	278,455,897

$14,437,500,052	$23,062,684,180	$18,869,657,154	$11,002,040,794	$ 4,622,320,510	$3,692,998,302	$21,153,602,634
17,858,055	301,249,676	41,286,521	64,791,163	73,952,321	24,515,616	174,923,310
$14,455,358,107	$23,363,933,856	$18,910,943,675	$11,066,831,957	$ 4,696,272,831	$3,717,513,918	$21,328,525,944
$ 4,819,528	$ 95,277,952	$ 41,570,326	$ 143,396,589	$ 115,926,239	$ 35,770,426	$ 321,851,082

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
September 30, 2019

The Utilities Select Sector SPDR Fund
ASSETS
Investments in unaffiliated issuers, at value*	$11,272,729,448
Investments in affiliated issuers, at value	8,628,861
Total Investments	11,281,358,309
Cash	2,110,595
Receivable for income related to Select Sector SPDR shares in-kind transactions	12,532
Dividends receivable — unaffiliated issuers	15,079,591
Dividends receivable — affiliated issuers	69,283
Securities lending income receivable — unaffiliated issuers	14,485
Securities lending income receivable — affiliated issuers	1,067
Prepaid expenses and other assets	17,500
TOTAL ASSETS	11,298,663,362
LIABILITIES
Advisory and Administration fees payable	352,161
Distribution fees payable	451,543
Unitary fees payable	52,181
Trustees’ fees and expenses payable	681
License fee payable	1,140,553
Professional fees payable	35,735
Printing and postage fees payable	145,315
Accrued expenses and other liabilities	2,085
TOTAL LIABILITIES	2,180,254
NET ASSETS	$11,296,483,108
NET ASSETS CONSIST OF:
Paid-in Capital	$11,358,450,357
Total distributable earnings (loss)	(61,967,249)
NET ASSETS	$11,296,483,108
NET ASSET VALUE PER SHARE
Net asset value per share	$ 64.73
Shares outstanding (unlimited amount authorized, $0.01 par value)	174,524,160
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$10,651,362,596
Investments in affiliated issuers	8,628,860
Total cost of investments	$10,659,991,456
* Includes investments in securities on loan, at value	$ 284,065,856
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2019

	The Communication Services Select Sector SPDR Fund	The Consumer Discretionary Select Sector SPDR Fund	The Consumer Staples Select Sector SPDR Fund
INVESTMENT INCOME
Dividend income — unaffiliated issuers	48,565,329	$ 203,007,485	$ 325,291,609
Dividend income — affiliated issuers	114,327	317,359	376,673
Dividend income — non-cash transactions	—	—	—
Unaffiliated securities lending income	5,352	188,008	115,232
Affiliated securities lending income	31,000	257,631	609,402
TOTAL INVESTMENT INCOME (LOSS)	48,716,008	203,770,483	326,392,916
EXPENSES
Advisory and Administration fees	1,584,365	4,548,489	3,764,622
Distribution fees	1,620,598	4,650,904	3,849,049
License fees	1,819,195	5,204,468	4,313,061
Unitary fees	505,092	1,450,232	1,199,940
Trustees’ fees and expenses	33,075	123,751	93,791
Registration and filing fees	2,368	47,662	29,482
Professional fees	27,975	49,778	51,630
Printing and postage fees	181,069	1,251,475	664,298
Insurance expense	2,913	34,146	22,719
Miscellaneous expenses	19,755	79,818	62,711
TOTAL EXPENSES	5,796,405	17,440,723	14,051,303
NET INVESTMENT INCOME (LOSS)	$ 42,919,603	$ 186,329,760	$ 312,341,613
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(63,819,469)	(220,261,330)	(376,208,962)
Investments — affiliated issuers	(1)	(99)	(80)
In-kind redemptions — unaffiliated issuers	325,657,114	2,186,100,637	1,353,784,266
In-kind redemptions — affiliated issuers	—	—	—
Net realized gain (loss)	261,837,644	1,965,839,208	977,575,224
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(97,536,808)	(1,891,082,222)	503,354,114
Investments — affiliated issuers	—	—	—
Net change in unrealized appreciation/depreciation	(97,536,808)	(1,891,082,222)	503,354,114
NET REALIZED AND UNREALIZED GAIN (LOSS)	164,300,836	74,756,986	1,480,929,338
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$207,220,439	$ 261,086,746	$1,793,270,951
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund	The Financial Select Sector SPDR Fund	The Health Care Select Sector SPDR Fund	The Industrial Select Sector SPDR Fund	The Materials Select Sector SPDR Fund	The Real Estate Select Sector SPDR Fund	The Technology Select Sector SPDR Fund

846,581,561	$ 553,588,837	$ 482,484,959	$ 211,570,575	$ 93,093,948	$ 87,034,410	$ 313,283,249
576,306	6,311,170	799,975	404,507	157,489	55,772	802,478
—	—	—	16,655,688	—	—	—
42,611	88,969	68,023	578,225	71,008	10,949	433,962
80,268	89,294	2,579,474	126,680	122,974	8,774	252,265
847,280,746	560,078,270	485,932,431	229,335,675	93,445,419	87,109,905	314,771,954

4,539,864	8,457,106	6,260,372	3,572,316	1,386,054	1,056,920	6,873,404
4,640,697	8,646,425	6,398,665	3,652,221	1,417,102	1,080,648	7,028,358
5,188,923	9,669,790	7,166,048	4,085,876	1,586,446	1,210,889	7,866,560
1,447,642	2,696,665	1,995,702	1,139,011	441,883	336,883	2,191,359
140,606	248,310	173,743	103,623	39,642	26,756	186,798
62,624	109,777	58,419	44,783	16,333	8,705	73,758
58,854	84,881	72,433	49,634	34,798	32,808	65,155
1,189,142	2,139,338	1,290,497	881,771	338,978	204,883	1,748,441
44,587	80,434	44,660	32,835	12,221	6,537	52,954
98,829	161,487	94,147	75,770	39,972	31,962	114,160
17,411,768	32,294,213	23,554,686	13,637,840	5,313,429	3,996,991	26,200,947
$ 829,868,978	$ 527,784,057	$ 462,377,745	$ 215,697,835	$ 88,131,990	$ 83,112,914	$ 288,571,007

(759,187,773)	(223,930,364)	(45,300,895)	(95,348,430)	(312,448,365)	2,636,969	(92,477,500)
(60)	(165)	1	(295)	—	121	(80)
(194,827,930)	985,388,574	2,353,329,253	545,928,389	326,202,493	269,219,093	3,216,736,639
—	(28,473,669)	—	—	—	—	—
(954,015,763)	732,984,376	2,308,028,359	450,579,664	13,754,128	271,856,183	3,124,259,059

(3,205,490,883)	(1,130,108,032)	(3,567,287,415)	(851,842,624)	(13,811,737)	328,392,786	(2,050,148,450)
2	(55,096,231)	411	17	—	148	136
(3,205,490,881)	(1,185,204,263)	(3,567,287,004)	(851,842,607)	(13,811,737)	328,392,934	(2,050,148,314)
(4,159,506,644)	(452,219,887)	(1,259,258,645)	(401,262,943)	(57,609)	600,249,117	1,074,110,745
$(3,329,637,666)	$ 75,564,170	$ (796,880,900)	$(185,565,108)	$ 88,074,381	$683,362,031	$ 1,362,681,752

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2019

The Utilities Select Sector SPDR Fund
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 315,118,511
Dividend income — affiliated issuers	476,221
Unaffiliated securities lending income	198,531
Affiliated securities lending income	128,121
TOTAL INVESTMENT INCOME (LOSS)	315,921,384
EXPENSES
Advisory and Administration fees	3,155,023
Distribution fees	3,225,496
License fees	3,615,101
Unitary fees	1,005,615
Trustees’ fees and expenses	79,923
Registration and filing fees	25,693
Professional fees	47,421
Printing and postage fees	588,355
Insurance expense	20,136
Miscellaneous expenses	57,496
TOTAL EXPENSES	11,820,259
NET INVESTMENT INCOME (LOSS)	$ 304,101,125
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(374,755,932)
Investments — affiliated issuers	(59)
In-kind redemptions — unaffiliated issuers	1,091,735,471
Net realized gain (loss)	716,979,480
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,220,643,645
Investments — affiliated issuers	1
Net change in unrealized appreciation/depreciation	1,220,643,646
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,937,623,126
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,241,724,251
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	The Communication Services Select Sector SPDR Fund		The Consumer Discretionary Select Sector SPDR Fund
	Year Ended 9/30/19	For the Period 6/18/18* - 9/30/18	Year Ended 9/30/19	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 42,919,603	$ 816,736	$ 186,329,760	$ 192,747,980
Net realized gain (loss)	261,837,644	(1,293,377)	1,965,839,208	2,186,677,564
Net change in unrealized appreciation/depreciation	(97,536,808)	7,163,405	(1,891,082,222)	1,336,456,887
Net increase (decrease) in net assets resulting from operations	207,220,439	6,686,764	261,086,746	3,715,882,431
Net equalization credits and charges	2,407,544	1,745,113	(2,522,826)	11,138,261
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(45,484,659)	(1,080,224)	(184,010,473)	(177,386,571)
Return of capital	—	(1,553,436)	—	—
Total Distributions to shareholders	(45,484,659)	(2,633,660)	(184,010,473)	(177,386,571)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	11,663,782,846	2,094,047,660	20,171,605,252	18,624,735,734
Cost of shares redeemed	(7,821,126,786)	(63,089,660)	(22,539,309,614)	(17,462,874,297)
Net income equalization	(2,407,544)	(1,745,113)	2,522,826	(11,138,261)
Net increase (decrease) in net assets from beneficial interest transactions	3,840,248,516	2,029,212,887	(2,365,181,536)	1,150,723,176
Net increase (decrease) in net assets during the period	4,004,391,840	2,035,011,104	(2,290,628,089)	4,700,357,297
Net assets at beginning of period	2,035,011,104	—	16,218,942,301	11,518,585,004
NET ASSETS AT END OF PERIOD	$ 6,039,402,944	$2,035,011,104	$ 13,928,314,212	$ 16,218,942,301
SHARES OF BENEFICIAL INTEREST:
Shares sold	246,300,000	42,850,000	178,800,000	174,450,000
Shares redeemed	(165,850,000)	(1,300,000)	(201,800,000)	(163,900,000)
Net increase (decrease)	80,450,000	41,550,000	(23,000,000)	10,550,000
*	Inception date.
See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund		The Energy Select Sector SPDR Fund		The Financial Select Sector SPDR Fund
Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/19	Year Ended 9/30/18

$ 312,341,613	$ 237,832,369	$ 829,868,978	$ 489,623,419	$ 527,784,057	$ 545,584,204
977,575,224	258,220,307	(954,015,763)	161,904,715	732,984,376	3,758,337,121
503,354,114	(217,605,325)	(3,205,490,881)	1,539,678,334	(1,185,204,263)	(1,964,337,065)
1,793,270,951	278,447,351	(3,329,637,666)	2,191,206,468	75,564,170	2,339,584,260
9,224,666	12,349,526	(8,215,744)	(5,667,824)	(26,253,632)	8,381,760

(320,699,124)	(247,305,066)	(437,805,660)	(484,431,572)	(502,942,678)	(556,478,187)
—	—	—	—	—	—
(320,699,124)	(247,305,066)	(437,805,660)	(484,431,572)	(502,942,678)	(556,478,187)

30,878,885,442	20,317,858,214	25,459,828,236	18,997,159,203	38,373,618,648	36,653,289,013
(27,593,169,069)	(19,901,187,691)	(30,112,762,538)	(18,886,610,420)	(46,447,842,746)	(34,801,440,424)
(9,224,666)	(12,349,526)	8,215,744	5,667,824	26,253,632	(8,381,760)
3,276,491,707	404,320,997	(4,644,718,558)	116,216,607	(8,047,970,466)	1,843,466,829
4,758,288,200	447,812,808	(8,420,377,628)	1,817,323,679	(8,501,602,606)	3,634,954,662
9,256,715,871	8,808,903,063	18,435,158,628	16,617,834,949	31,053,806,378	27,418,851,716
$ 14,015,004,071	$ 9,256,715,871	$ 10,014,781,000	$ 18,435,158,628	$ 22,552,203,772	$ 31,053,806,378

544,850,000	378,450,000	401,600,000	261,200,000	1,445,250,000	1,315,650,000
(488,300,000)	(369,950,000)	(475,750,000)	(260,550,000)	(1,766,350,000)	(1,250,850,000)
56,550,000	8,500,000	(74,150,000)	650,000	(321,100,000)	64,800,000

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	The Health Care Select Sector SPDR Fund		The Industrial Select Sector SPDR Fund
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/19	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 462,377,745	$ 257,102,587	$ 215,697,835	$ 224,803,377
Net realized gain (loss)	2,308,028,359	1,775,244,100	450,579,664	1,962,024,152
Net change in unrealized appreciation/depreciation	(3,567,287,004)	840,112,380	(851,842,607)	(780,543,538)
Net increase (decrease) in net assets resulting from operations	(796,880,900)	2,872,459,067	(185,565,108)	1,406,283,991
Net equalization credits and charges	(3,327,949)	1,856,458	(4,688,264)	(3,271,128)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(303,471,062)	(258,645,776)	(219,261,944)	(234,789,999)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	30,839,809,025	18,290,105,906	25,518,305,688	23,686,905,734
Cost of shares redeemed	(32,553,118,582)	(18,983,167,287)	(28,236,502,235)	(22,988,747,367)
Net income equalization	3,327,949	(1,856,458)	4,688,264	3,271,128
Net increase (decrease) in net assets from beneficial interest transactions	(1,709,981,608)	(694,917,839)	(2,713,508,283)	701,429,495
Contribution from Affiliate (Note 3)	—	—	60,421	—
Net increase (decrease) in net assets during the period	(2,813,661,519)	1,920,751,910	(3,122,963,178)	1,869,652,359
Net assets at beginning of period	19,632,378,497	17,711,626,587	12,925,331,620	11,055,679,261
NET ASSETS AT END OF PERIOD	$ 16,818,716,978	$ 19,632,378,497	$ 9,802,368,442	$ 12,925,331,620
SHARES OF BENEFICIAL INTEREST:
Shares sold	341,450,000	213,550,000	346,400,000	315,800,000
Shares redeemed	(361,250,000)	(223,750,000)	(385,100,000)	(306,600,000)
Net increase (decrease)	(19,800,000)	(10,200,000)	(38,700,000)	9,200,000
See accompanying notes to financial statements.

The Materials Select Sector SPDR Fund		The Real Estate Select Sector SPDR Fund		The Technology Select Sector SPDR Fund
Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/19	Year Ended 9/30/18

$ 88,131,990	$ 87,516,658	$ 83,112,914	$ 72,508,618	$ 288,571,007	$ 285,584,193
13,754,128	428,393,672	271,856,183	104,677,987	3,124,259,059	3,872,407,618
(13,811,737)	(436,501,277)	328,392,934	(62,412,821)	(2,050,148,314)	936,578,600
88,074,381	79,409,053	683,362,031	114,773,784	1,362,681,752	5,094,570,411
(1,842,643)	1,436,420	1,020,500	126,651	3,636,800	13,158,840

(86,141,038)	(87,749,456)	(100,374,124)	(89,715,446)	(287,183,470)	(309,252,206)

11,476,178,733	9,060,229,046	4,288,314,882	2,437,434,063	23,072,432,916	28,155,605,742
(11,824,404,299)	(8,555,524,945)	(3,719,107,466)	(2,085,232,222)	(24,690,255,121)	(27,813,884,434)
1,842,643	(1,436,420)	(1,020,500)	(126,651)	(3,636,800)	(13,158,840)
(346,382,923)	503,267,681	568,186,916	352,075,190	(1,621,459,005)	328,562,468
—	—	—	—	—	—
(346,292,223)	496,363,698	1,152,195,323	377,260,179	(542,323,923)	5,127,039,513
4,547,765,549	4,051,401,851	2,732,078,119	2,354,817,940	22,959,483,817	17,832,444,304
$ 4,201,473,326	$ 4,547,765,549	$ 3,884,273,442	$ 2,732,078,119	$ 22,417,159,894	$ 22,959,483,817

208,650,000	151,800,000	121,250,000	76,400,000	317,250,000	405,600,000
(214,950,000)	(144,600,000)	(106,300,000)	(65,650,000)	(343,700,000)	(402,300,000)
(6,300,000)	7,200,000	14,950,000	10,750,000	(26,450,000)	3,300,000

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	The Utilities Select Sector SPDR Fund
	Year Ended 9/30/19	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 304,101,125	$ 248,991,090
Net realized gain (loss)	716,979,480	228,345,194
Net change in unrealized appreciation/depreciation	1,220,643,646	(294,460,877)
Net increase (decrease) in net assets resulting from operations	2,241,724,251	182,875,407
Net equalization credits and charges	2,286,382	(6,110,912)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(306,206,442)	(251,480,540)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	32,174,828,096	21,923,521,078
Cost of shares redeemed	(30,456,122,612)	(21,988,070,391)
Net income equalization	(2,286,382)	6,110,912
Net increase (decrease) in net assets from beneficial interest transactions	1,716,419,102	(58,438,401)
Net increase (decrease) in net assets during the period	3,654,223,293	(133,154,446)
Net assets at beginning of period	7,642,259,815	7,775,414,261
NET ASSETS AT END OF PERIOD	$ 11,296,483,108	$ 7,642,259,815
SHARES OF BENEFICIAL INTEREST:
Shares sold	561,850,000	422,650,000
Shares redeemed	(532,400,000)	(424,150,000)
Net increase (decrease)	29,450,000	(1,500,000)
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	The Communication Services Select Sector SPDR Fund
	Year Ended 9/30/19	For the Period 6/19/18* - 9/30/18
Net asset value, beginning of period	$ 48.98	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.44	0.09
Net realized and unrealized gain (loss) (b)	0.51	(1.17)
Total from investment operations	0.95	(1.08)
Net equalization credits and charges (a)	0.02	0.19
Distributions to shareholders from:
Net investment income	(0.45)	(0.05)
Return of Capital	—	(0.08)
Total distributions	(0.45)	(0.13)
Net asset value, end of period	$ 49.50	$ 48.98
Total return (c)	2.07%	(1.78)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,039,403	$2,035,011
Ratios to average net assets:
Total expenses	0.13%	0.15%(d)
Net expenses	0.13%	0.13%(d)
Net investment income (loss)	0.93%	0.62%(d)
Portfolio turnover rate (e)	16%	7%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(f)	Period less than one year is not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Consumer Discretionary Select Sector SPDR Fund
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 117.19	$ 90.09	$ 80.03	$ 74.26	$ 66.69
Income (loss) from investment operations:
Net investment income (loss) (a)	1.58	1.49	1.32	1.22	1.05
Net realized and unrealized gain (loss) (b)	3.51	26.81	10.07	5.79	7.55
Total from investment operations	5.09	28.30	11.39	7.01	8.60
Net equalization credits and charges (a)	(0.02)	0.09	0.02	(0.02)	0.05
Distributions to shareholders from:
Net investment income	(1.57)	(1.29)	(1.35)	(1.22)	(1.08)
Net asset value, end of period	$ 120.69	$ 117.19	$ 90.09	$ 80.03	$ 74.26
Total return (c)	4.45%	31.63%	14.34%	9.48%	12.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,928,314	$16,218,942	$11,518,585	$9,531,929	$10,117,642
Ratios to average net assets:
Total expenses	0.13%	0.13%	0.14%	0.14%	0.15%
Net investment income (loss)	1.40%	1.43%	1.54%	1.56%	1.41%
Portfolio turnover rate (d)	6%	23%	6%	10%	6%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Consumer Staples Select Sector SPDR Fund
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 53.92	$ 53.99	$ 53.21	$ 47.22	$ 45.10
Income (loss) from investment operations:
Net investment income (loss) (a)	1.60	1.52	1.48	1.29	1.27
Net realized and unrealized gain (loss) (b)	7.41	(0.17)	0.72	5.99	2.14
Total from investment operations	9.01	1.35	2.20	7.28	3.41
Net equalization credits and charges (a)	0.05	0.08	0.04	0.00(c)	(0.03)
Distributions to shareholders from:
Net investment income	(1.57)	(1.50)	(1.46)	(1.29)	(1.26)
Net asset value, end of period	$ 61.41	$ 53.92	$ 53.99	$ 53.21	$ 47.22
Total return (d)	17.14%	2.70%	4.21%	15.50%	7.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,015,004	$9,256,716	$8,808,903	$8,893,158	$7,305,874
Ratios to average net assets:
Total expenses	0.13%	0.13%	0.14%	0.14%	0.15%
Net investment income (loss)	2.84%	2.84%	2.73%	2.48%	2.62%
Portfolio turnover rate (e)	10%	12%	12%	4%	3%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Energy Select Sector SPDR Fund
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 75.75	$ 68.46	$ 70.62	$ 61.24	$ 90.58
Income (loss) from investment operations:
Net investment income (loss) (a)	4.01	1.95	2.16(b)	1.79	2.01
Net realized and unrealized gain (loss) (c)	(18.36)	7.32	(2.18)	9.39	(29.45)
Total from investment operations	(14.35)	9.27	(0.02)	11.18	(27.44)
Net equalization credits and charges (a)	(0.04)	(0.02)	0.00(d)	0.04	0.09
Distributions to shareholders from:
Net investment income	(2.18)	(1.96)	(2.14)	(1.84)	(1.99)
Net asset value, end of period	$ 59.18	$ 75.75	$ 68.46	$ 70.62	$ 61.24
Total return (e)	(19.08)%	13.64%	(0.01)%	18.72%	(30.52)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,014,781	$18,435,159	$16,617,835	$14,920,251	$11,103,521
Ratios to average net assets:
Total expenses	0.13%	0.13%	0.14%	0.14%	0.15%
Net investment income (loss)	6.25%	2.71%	3.12%	2.77%	2.63%
Portfolio turnover rate (f)	10%	8%	23%	6%	6%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.44 per share and 0.64% of average net assets. If the special dividends were not received during the year ended September 30, 2017, the total return would have been (0.63)%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Financial Select Sector SPDR Fund
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 27.58	$ 25.84	$ 19.31	$ 22.66	$ 23.17
Income (loss) from investment operations:
Net investment income (loss) (a)	0.57	0.48	0.39	0.43	0.42
Net realized and unrealized gain (loss) (b)	0.46	1.73	6.50	1.27	(0.50)
Total from investment operations	1.03	2.21	6.89	1.70	(0.08)
Net equalization credits and charges (a)	(0.03)	0.01	0.03	(0.01)	0.01
Voluntary contribution from Adviser	—	—	—	—	0.00(c)(d)
Distributions to shareholders from:
Net investment income	(0.56)	(0.48)	(0.39)	(2.10)	(0.44)
Return of Capital	—	—	—	(2.94)	—
Total distributions	(0.56)	(0.48)	(0.39)	(5.04)	(0.44)
Net asset value, end of period	$ 28.02	$ 27.58	$ 25.84	$ 19.31	$ 22.66
Total return (e)	3.81%	8.58%	36.01%(f)	7.36%	(0.39)%(g)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$22,552,204	$31,053,806	$27,418,852	$11,973,337	$16,800,919
Ratios to average net assets:
Total expenses	0.13%	0.13%	0.14%	0.14%	0.15%
Net investment income (loss)	2.13%	1.72%	1.65%	1.88%	1.72%
Portfolio turnover rate (h)	4%	3%	3%	6%	3%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Contribution paid by an Affiliate in the amount of $461,741.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Includes a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to less than $0.005 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of less than 0.005% for the period ended September 30, 2017.
(g)	The contribution from an Affiliate had no impact on total return.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Health Care Select Sector SPDR Fund
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 95.11	$ 81.76	$ 72.09	$ 66.30	$ 63.90
Income (loss) from investment operations:
Net investment income (loss) (a)	2.29	1.31	1.20	1.08	1.02
Net realized and unrealized gain (loss) (b)	(5.75)	13.34	9.64	5.82	2.35
Total from investment operations	(3.46)	14.65	10.84	6.90	3.37
Net equalization credits and charges (a)	(0.02)	0.01	0.02	(0.01)	0.02
Distributions to shareholders from:
Net investment income	(1.50)	(1.31)	(1.19)	(1.10)	(0.99)
Net asset value, end of period	$ 90.13	$ 95.11	$ 81.76	$ 72.09	$ 66.30
Total return (c)	(3.65)%	18.10%	15.21%	10.45%	5.22%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,818,717	$19,632,378	$17,711,627	$12,447,213	$12,872,900
Ratios to average net assets:
Total expenses	0.13%	0.13%	0.14%	0.14%	0.15%
Net investment income (loss)	2.53%	1.54%	1.60%	1.54%	1.43%
Portfolio turnover rate (d)	2%	5%	4%	8%	3%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Industrial Select Sector SPDR Fund
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 78.37	$ 70.99	$ 58.39	$ 49.91	$ 53.14
Income (loss) from investment operations:
Net investment income (loss) (a)	1.52	1.30	1.35	1.18	1.07
Net realized and unrealized gain (loss) (b)	(0.63)	7.49	12.58	8.53	(3.16)
Total from investment operations	0.89	8.79	13.93	9.71	(2.09)
Net equalization credits and charges (a)	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)
Voluntary contribution from Affiliate (Note 3)	0.00(c)(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.57)	(1.39)	(1.32)	(1.22)	(1.13)
Net asset value, end of period	$ 77.66	$ 78.37	$ 70.99	$ 58.39	$ 49.91
Total return (e)	1.25%(f)	12.43%	24.03%	19.62%	(4.09)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,802,368	$12,925,332	$11,055,679	$7,335,204	$6,257,309
Ratios to average net assets:
Total expenses	0.13%	0.13%	0.14%	0.14%	0.15%
Net investment income (loss)	2.07%	1.74%	2.07%	2.15%	1.95%
Portfolio turnover rate (g)	3%	6%	5%	12%	6%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Contribution paid by an Affiliate in the amount of $60,421.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The contribution from an Affiliate had no impact on total return.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Materials Select Sector SPDR Fund
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 57.92	$ 56.80	$ 47.75	$ 39.94	$ 49.58
Income (loss) from investment operations:
Net investment income (loss) (a)	1.20	1.09	1.01	0.96	0.93
Net realized and unrealized gain (loss) (b)	0.28	1.09	9.06	7.79	(9.50)
Total from investment operations	1.48	2.18	10.07	8.75	(8.57)
Net equalization credits and charges (a)	(0.03)	0.02	0.03	0.02	(0.11)
Distributions to shareholders from:
Net investment income	(1.20)	(1.08)	(1.05)	(0.96)	(0.96)
Net asset value, end of period	$ 58.17	$ 57.92	$ 56.80	$ 47.75	$ 39.94
Total return (c)	2.64%	3.84%	21.33%	22.11%	(17.75)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,201,473	$4,547,766	$4,051,402	$2,894,890	$1,942,121
Ratios to average net assets:
Total expenses	0.13%	0.13%	0.14%	0.14%	0.15%
Net investment income (loss)	2.18%	1.84%	1.95%	2.12%	1.94%
Portfolio turnover rate (d)	20%	17%	10%	16%	9%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Real Estate Select Sector SPDR Fund
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	For the Period 10/8/15* - 9/30/16
Net asset value, beginning of period	$ 32.62	$ 32.26	$ 32.74	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.95	0.95	0.75	2.19
Net realized and unrealized gain (loss) (b)	6.91	0.58	0.11	1.40
Total from investment operations	7.86	1.53	0.86	3.59
Net equalization credits and charges (a)	0.01	0.00(c)	(0.08)	0.24
Distributions to shareholders from:
Net investment income	(1.14)	(1.17)	(1.26)	(1.09)
Net asset value, end of period	$ 39.35	$ 32.62	$ 32.26	$ 32.74
Total return (d)	24.64%	4.87%	2.52%	12.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,884,273	$2,732,078	$2,354,818	$3,200,634
Ratios to average net assets:
Total expenses	0.13%	0.13%	0.14%	0.16%(e)
Net expenses	0.13%	0.13%	0.14%	0.07%(e)
Net investment income (loss)	2.69%	2.94%	2.38%	6.82%(e)
Portfolio turnover rate (f)	3%	7%	16%	5%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Periods less than one year are not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Technology Select Sector SPDR Fund
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 75.30	$ 59.13	$ 47.78	$ 39.56	$ 39.89
Income (loss) from investment operations:
Net investment income (loss) (a)	1.05	0.93	0.85	0.83	0.75
Net realized and unrealized gain (loss) (b)	5.18	16.17	11.35	8.22	(0.30)
Total from investment operations	6.23	17.10	12.20	9.05	0.45
Net equalization credits and charges (a)	0.01	0.04	(0.00)(c)	0.01	(0.01)
Distributions to shareholders from:
Net investment income	(1.03)	(0.97)	(0.85)	(0.84)	(0.77)
Net asset value, end of period	$ 80.51	$ 75.30	$ 59.13	$ 47.78	$ 39.56
Total return (d)	8.44%	29.14%	25.72%	23.13%	1.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$22,417,160	$22,959,484	$17,832,444	$13,003,829	$11,382,284
Ratios to average net assets:
Total expenses	0.13%	0.13%	0.14%	0.14%	0.15%
Net investment income (loss)	1.44%	1.37%	1.62%	1.91%	1.80%
Portfolio turnover rate (e)	6%	19%	4%	5%	5%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Utilities Select Sector SPDR Fund
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 52.68	$ 53.05	$ 49.00	$ 43.29	$ 42.10
Income (loss) from investment operations:
Net investment income (loss) (a)	1.90	1.76	1.69	1.62	1.57
Net realized and unrealized gain (loss) (b)	12.01	(0.28)	4.07	5.76	1.22
Total from investment operations	13.91	1.48	5.76	7.38	2.79
Net equalization credits and charges (a)	0.01	(0.04)	(0.01)	(0.03)	(0.04)
Distributions to shareholders from:
Net investment income	(1.87)	(1.81)	(1.70)	(1.64)	(1.56)
Net asset value, end of period	$ 64.73	$ 52.68	$ 53.05	$ 49.00	$ 43.29
Total return (c)	26.85%	2.89%	11.88%	17.06%	6.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,296,483	$7,642,260	$7,775,414	$7,411,727	$6,639,689
Ratios to average net assets:
Total expenses	0.13%	0.13%	0.14%	0.14%	0.15%
Net investment income (loss)	3.30%	3.37%	3.32%	3.40%	3.52%
Portfolio turnover rate (d)	5%	5%	2%	8%	4%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2019

1.    Organization
The Select Sector SPDR Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of September 30, 2019, the Trust consists of eleven (11) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
The Communication Services Select Sector SPDR Fund
The Consumer Discretionary Select Sector SPDR Fund
The Consumer Staples Select Sector SPDR Fund
The Energy Select Sector SPDR Fund
The Financial Select Sector SPDR Fund
The Health Care Select Sector SPDR Fund
The Industrial Select Sector SPDR Fund
The Materials Select Sector SPDR Fund
The Real Estate Select Sector SPDR Fund
The Technology Select Sector SPDR Fund
The Utilities Select Sector SPDR Fund
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has entered into an Indemnification Agreement with each trustee who is not an “interested person” (as defined in the 1940 Act) (each, an “Independent Trustee”) providing for indemnification of the Independent Trustee by the Trust consistent with the foregoing and providing procedures for seeking and obtaining indemnification advancement of expenses. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' respective Select Sector Index, which in turn could result in a difference between the Fund's performance and the performance of the Fund's respective Select Sector Index. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2019 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory and Administration Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, each Fund pays the Adviser a fee accrued daily and paid monthly. The advisory fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based on the relative net assets of each Fund. The advisory fee is a sliding scale fee calculated as follows: (i) 0.05% of average daily net assets of the Trust up to the first $12.5 billion of net assets; (ii) 0.04% of average daily net assets of the Trust up to the next $17.5 billion of net assets; (iii) 0.035% of average daily net assets of the Trust up to the next $20.0 billion of net assets; (iv) 0.03% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (v) 0.0285% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (vi) 0.0271% of average daily net assets of the Trust up to the next $50.0 billion of net assets; and (vii) 0.0256% of average daily net assets on the remainder of net assets of the Trust. From time to time, the Adviser may waive all or a portion of its fees.
Prior to January 31, 2019, the Adviser had contractually agreed to waive a portion of its advisory fee and reimburse certain expenses, so that the annual Fund operating expenses of The Real Estate Select Sector SPDR Fund were limited to no more than 0.1345% of the Fund’s average daily net assets (exclusive of non-recurring account fees and expenses). The Adviser did not waive advisory fees or reimburse expenses for The Real Estate Select Sector SPDR Fund during the year ended September 30, 2019.
The Adviser has contractually agreed to waive a portion of its advisory fee and reimburse certain expenses, until January 31, 2022, so that the annual Fund operating expenses of The Communication Services Select Sector SPDR Fund are limited to no more than 0.1345% of the Fund’s average daily net assets (exclusive of non-recurring account fees and expenses). This contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. The Adviser may continue such waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so after January 31, 2022. The waiver and/or reimbursement may not be terminated prior to January 31, 2022 except with the approval of the Board. The Adviser did not waive advisory fees or reimburse expenses for The Communication Services Select Sector SPDR Fund during the year ended September 30, 2019.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

The Trust has also entered into an Administration Agreement with SSGA FM to serve as each Fund's Administrator. For its administration services to the Funds, each Fund pays SSGA FM a fee accrued daily and paid monthly at a rate 0.0006% of its average daily net assets.
Unitary Fee
State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to each Fund of the Trust. A “unitary” fee is paid by each Fund to State Street for custody, sub-administration and transfer agency services provided to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. Effective January 1, 2018, the unitary fee structure was amended and is calculated as follows: (i) $0 - $50 billion of net assets of the Trust, 0.015% of average daily net assets; (ii) Over $50 billion - $75 billion of net assets of the Trust, 0.0125% of average daily net assets; (iii) Over $75 billion - $100 billion of net assets of the Trust, 0.01% of average daily net assets; (iv) Over $100 billion - $400 billion of net assets of the Trust, 0.004% of average net assets; and (v) Over $400 billion of net assets of the Trust, 0.0025% of average net assets.
State Street is a wholly-owned subsidiary of State Street Corporation.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated July 10, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2019 are disclosed in the Schedules of Investments.
Contribution from Affiliate
On July 25, 2019, State Street, an affiliate of the Funds, agreed to make a contribution of $60,421 to The Industrial Select Sector SPDR Fund in connection with a transfer agency matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
4.    Additional Expenses
Distributor
ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted by each Fund in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay fees, including fees to the Distributor, at an annualized rate of 0.25% of the average daily net assets of the

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

Fund. Effective January 31, 2018, the Board has limited each Fund’s 12b-1 fee to 0.035% of its average daily net assets through at least January 31, 2020.
License Fees
S&P Opco, LLC, a subsidiary of S&P Dow Jones Indices LLC and S&P Global (“S&P”), and NYSE Arca, Inc. (either directly or through affiliates) have entered into a license agreement with respect to each Fund's Select Sector Index. The Trust pays an annual sub-license fee to S&P equal to 0.06% of the average aggregate net assets of all series of the Trust, subject to certain breakpoints. The fees to S&P are generally paid quarterly. Each Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended September 30, 2019, were as follows:
	Purchases	Sales
The Communication Services Select Sector SPDR Fund	$ 804,238,636	$ 752,916,530
The Consumer Discretionary Select Sector SPDR Fund	765,593,578	763,902,067
The Consumer Staples Select Sector SPDR Fund	1,070,424,455	1,077,594,467
The Energy Select Sector SPDR Fund	1,542,524,407	1,264,631,209
The Financial Select Sector SPDR Fund	929,428,941	917,752,709
The Health Care Select Sector SPDR Fund	753,506,041	347,330,424
The Industrial Select Sector SPDR Fund	465,011,110	333,353,181
The Materials Select Sector SPDR Fund	893,677,411	825,463,880
The Real Estate Select Sector SPDR Fund	136,693,014	86,466,624
The Technology Select Sector SPDR Fund	1,113,983,127	1,146,273,161
The Utilities Select Sector SPDR Fund	426,786,553	431,464,678
For the period ended September 30, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
The Communication Services Select Sector SPDR Fund	$ 9,474,599,182	$ 5,692,420,974	$ 325,657,114
The Consumer Discretionary Select Sector SPDR Fund	15,194,460,573	17,563,551,660	2,186,100,637
The Consumer Staples Select Sector SPDR Fund	21,080,821,010	17,803,142,749	1,353,784,266
The Energy Select Sector SPDR Fund	16,005,635,833	20,652,310,300	(194,827,930)
The Financial Select Sector SPDR Fund	21,845,092,329	29,886,252,373	956,914,905
The Health Care Select Sector SPDR Fund	19,342,559,628	21,051,189,387	2,353,329,253
The Industrial Select Sector SPDR Fund	17,339,557,621	20,110,928,791	545,928,389
The Materials Select Sector SPDR Fund	8,343,835,433	8,757,494,973	326,202,493
The Real Estate Select Sector SPDR Fund	3,160,186,395	2,641,720,901	269,219,093
The Technology Select Sector SPDR Fund	14,189,414,730	15,801,358,571	3,216,736,639
The Utilities Select Sector SPDR Fund	19,712,270,784	17,995,625,634	1,091,735,471

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for distribution in excess of current earnings, nontaxable dividend adjustments to income, in-kind transactions, expired capital loss carryforwards, and wash sale loss deferrals.
The tax character of distributions paid during the period ended September 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
The Communication Services Select Sector SPDR Fund	$ 45,484,659	$—	$ 45,484,659
The Consumer Discretionary Select Sector SPDR Fund	184,010,473	—	184,010,473
The Consumer Staples Select Sector SPDR Fund	320,699,124	—	320,699,124
The Energy Select Sector SPDR Fund	437,805,660	—	437,805,660
The Financial Select Sector SPDR Fund	502,942,678	—	502,942,678
The Health Care Select Sector SPDR Fund	303,471,062	—	303,471,062
The Industrial Select Sector SPDR Fund	219,261,944	—	219,261,944
The Materials Select Sector SPDR Fund	86,141,038	—	86,141,038
The Real Estate Select Sector SPDR Fund	100,374,124	—	100,374,124
The Technology Select Sector SPDR Fund	287,183,470	—	287,183,470
The Utilities Select Sector SPDR Fund	306,206,442	—	306,206,442

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

The tax character of distributions paid during the period ended September 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
The Communication Services Select Sector SPDR Fund	$ 1,080,224	$ —	$ 1,553,436	$ 2,633,660
The Consumer Discretionary Select Sector SPDR Fund	177,386,572	—	—	177,386,572
The Consumer Staples Select Sector SPDR Fund	247,305,066	—	—	247,305,066
The Energy Select Sector SPDR Fund	484,431,572	—	—	484,431,572
The Financial Select Sector SPDR Fund	556,478,187	—	—	556,478,187
The Health Care Select Sector SPDR Fund	258,645,776	—	—	258,645,776
The Industrial Select Sector SPDR Fund	234,789,999	—	—	234,789,999
The Materials Select Sector SPDR Fund	87,749,456	—	—	87,749,456
The Real Estate Select Sector SPDR Fund	89,715,446	—	—	89,715,446
The Technology Select Sector SPDR Fund	309,252,206	—	—	309,252,206
The Utilities Select Sector SPDR Fund	251,480,540	—	—	251,480,540
At September 30, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
The Communication Services Select Sector SPDR Fund	$ —	$ (57,575,102)	$—	$ (94,472,314)	$ (152,047,416)
The Consumer Discretionary Select Sector SPDR Fund	17,680,695	(829,255,317)	—	(513,431,286)	(1,325,005,908)
The Consumer Staples Select Sector SPDR Fund	—	(754,045,536)	—	(292,302,648)	(1,046,348,184)
The Energy Select Sector SPDR Fund	384,696,744	(3,771,507,641)	—	(4,450,778,306)	(7,837,589,203)
The Financial Select Sector SPDR Fund	24,841,379	(538,755,120)	—	(813,249,742)	(1,327,163,483)
The Health Care Select Sector SPDR Fund	158,906,683	(411,792,132)	—	(2,078,873,967)	(2,331,759,416)
The Industrial Select Sector SPDR Fund	1,387,336	(478,946,418)	—	(1,216,384,802)	(1,693,943,884)
The Materials Select Sector SPDR Fund	2,060,413	(764,673,392)	—	(455,277,911)	(1,217,890,890)
The Real Estate Select Sector SPDR Fund	—	(37,936,040)	—	179,430,078	141,494,038
The Technology Select Sector SPDR Fund	1,387,537	(873,931,030)	—	1,204,579,565	332,036,072
The Utilities Select Sector SPDR Fund	7,174,911	(682,586,816)	—	613,444,657	(61,967,248)
As of September 30, 2019, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
The Communication Services Select Sector SPDR Fund	$ 51,401,673	$ 6,173,429
The Consumer Discretionary Select Sector SPDR Fund	231,175,116	598,080,201
The Consumer Staples Select Sector SPDR Fund	49,156,196	704,889,340
The Energy Select Sector SPDR Fund	250,100,644	3,521,406,997
The Financial Select Sector SPDR Fund	282,248,355	256,506,765
The Health Care Select Sector SPDR Fund	72,985,251	338,806,881
The Industrial Select Sector SPDR Fund	94,618,914	384,327,504
The Materials Select Sector SPDR Fund	233,832,389	530,841,003
The Real Estate Select Sector SPDR Fund	33,494,399	4,441,641
The Technology Select Sector SPDR Fund	241,259,588	632,671,442
The Utilities Select Sector SPDR Fund	79,754,834	602,831,982

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

As of September 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
The Communication Services Select Sector SPDR Fund	$ 6,135,348,457	$ 180,016,098	$ 274,488,412	$ (94,472,314)
The Consumer Discretionary Select Sector SPDR Fund	14,524,943,962	644,907,947	1,158,339,233	(513,431,286)
The Consumer Staples Select Sector SPDR Fund	14,382,123,109	631,735,937	924,038,585	(292,302,648)
The Energy Select Sector SPDR Fund	14,457,058,275	16,016,749	4,466,795,053	(4,450,778,304)
The Financial Select Sector SPDR Fund	23,370,673,501	564,372,853	1,377,622,595	(813,249,742)
The Health Care Select Sector SPDR Fund	18,913,016,652	508,904,420	2,587,778,387	(2,078,873,967)
The Industrial Select Sector SPDR Fund	11,070,944,129	181,469,261	1,397,854,063	(1,216,384,802)
The Materials Select Sector SPDR Fund	4,724,611,772	93,320,898	548,598,809	(455,277,911)
The Real Estate Select Sector SPDR Fund	3,719,259,884	351,097,462	171,667,384	179,430,078
The Technology Select Sector SPDR Fund	21,337,744,821	1,816,411,925	611,832,360	1,204,579,565
The Utilities Select Sector SPDR Fund	10,667,913,652	704,591,742	91,147,085	613,444,657
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of September 30, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund’s securities lending agreements and related cash and non-cash collateral received as of September 30, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
The Communication Services Select Sector SPDR Fund	$ 31,799,686	$ 4,017,892	$ 28,709,226	$ 32,727,118
The Consumer Discretionary Select Sector SPDR Fund	303,645,362	84,833,593	222,471,395	307,304,988
The Consumer Staples Select Sector SPDR Fund	166,477,122	121,441,491	48,402,863	169,844,354
The Energy Select Sector SPDR Fund	4,819,528	4,960,705	—	4,960,705
The Financial Select Sector SPDR Fund	95,277,952	18,432,206	78,405,041	96,837,247
The Health Care Select Sector SPDR Fund	41,570,326	28,805,353	13,095,993	41,901,346
The Industrial Select Sector SPDR Fund	143,396,589	57,921,882	87,765,204	145,687,086

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
The Materials Select Sector SPDR Fund	$115,926,239	$ 72,906,398	$ 43,496,555	$116,402,953
The Real Estate Select Sector SPDR Fund	35,770,426	16,954,517	19,835,409	36,789,926
The Technology Select Sector SPDR Fund	321,851,082	130,802,180	196,994,266	327,796,446
The Utilities Select Sector SPDR Fund	284,065,856	—	290,223,825	290,223,825
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of September 30, 2019:
		Remaining Contractual Maturity of the Agreements As of September 30, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
The Communication Services Select Sector SPDR Fund	Common Stocks	$ 4,017,892	$—	$—	$—	$ 4,017,892	$ 4,017,892
The Consumer Discretionary Select Sector SPDR Fund	Common Stocks	84,833,593	—	—	—	84,833,593	84,833,593
The Consumer Staples Select Sector SPDR Fund	Common Stocks	121,441,491	—	—	—	121,441,491	121,441,491
The Energy Select Sector SPDR Fund	Common Stocks	4,960,705	—	—	—	4,960,705	4,960,705
The Financial Select Sector SPDR Fund	Common Stocks	18,432,206	—	—	—	18,432,206	18,432,206
The Health Care Select Sector SPDR Fund	Common Stocks	28,805,353	—	—	—	28,805,353	28,805,353
The Industrial Select Sector SPDR Fund	Common Stocks	57,921,882	—	—	—	57,921,882	57,921,882
The Materials Select Sector SPDR Fund	Common Stocks	72,906,398	—	—	—	72,906,398	72,906,398
The Real Estate Select Sector SPDR Fund	Common Stocks	16,954,517	—	—	—	16,954,517	16,954,517
The Technology Select Sector SPDR Fund	Common Stocks	130,802,180	—	—	—	130,802,180	130,802,180
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

THE SELECT SECTOR SPDR TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Board of Trustees of the Select Sector SPDR Trust and Shareholders of each of the funds listed below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed below (constituting the Select Sector SPDR Trust, hereafter collectively referred to as the "Funds") as of September 30, 2019, the related statements of operations and of changes in net assets for each of the periods indicated below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2019, the results of each of their operations and the changes in each of their net assets for each of the periods indicated below, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
The Communication Services Select Sector SPDR Fund (2)
The Consumer Discretionary Select Sector SPDR Fund (1)
The Consumer Staples Select Sector SPDR Fund (1)
The Energy Select Sector SPDR Fund (1)
The Financial Select Sector SPDR Fund (1)
The Health Care Select Sector SPDR Fund (1)
The Industrial Select Sector SPDR Fund (1)
The Materials Select Sector SPDR Fund (1)
The Real Estate Select Sector SPDR Fund (1)
The Technology Select Sector SPDR Fund (1)
The Utilities Select Sector SPDR Fund (1)
(1) Statement of operations for the year ended September 30, 2019 and statements of changes in net assets for the years ended September 30, 2019 and 2018
(2) Statement of operations for the year ended September 30,2019 and statements of changes in net assets for the year ended September 30, 2019 and for the period June 18, 2018 (inception date) through September 30, 2018
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by

THE SELECT SECTOR SPDR TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
November 26, 2019
We have served as the auditor of one or more investment companies in the SPDR Funds since 1993.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION
September 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2019 to September 30, 2019.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
The Communication Services Select Sector SPDR Fund	0.13%	$1,063.60	$0.67	$1,024.40	$0.66
The Consumer Discretionary Select Sector SPDR Fund	0.13	1,067.50	0.67	1,024.40	0.66
The Consumer Staples Select Sector SPDR Fund	0.13	1,109.50	0.69	1,024.40	0.66
The Energy Select Sector SPDR Fund	0.13	911.60	0.62	1,024.40	0.66
The Financial Select Sector SPDR Fund	0.13	1,100.90	0.68	1,024.40	0.66
The Health Care Select Sector SPDR Fund	0.13	990.70	0.65	1,024.40	0.66
The Industrial Select Sector SPDR Fund	0.13	1,045.10	0.67	1,024.40	0.66
The Materials Select Sector SPDR Fund	0.13	1,060.30	0.67	1,024.40	0.66
The Real Estate Select Sector SPDR Fund	0.13	1,103.20	0.69	1,024.40	0.66
The Technology Select Sector SPDR Fund	0.13	1,095.20	0.68	1,024.40	0.66
The Utilities Select Sector SPDR Fund	0.13	1,130.00	0.69	1,024.40	0.66
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 365.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2019.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2019 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.sectorspdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-Sector-ETF (1-866-732-8673) (toll free) or (ii) on the SEC’s website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.sectorspdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-Sector-ETF (1-866-732-8673) and on the Funds’ website at www.sectorspdrs.com.
Advisory Contract Renewal
At an in-person meeting held on May 8, 2019 (the “May Meeting”), the Board of Trustees of The Select Sector SPDR® Trust (the “Trust”) considered the renewal of the Amended and Restated Investment Advisory Agreement dated December 1, 2003, as amended effective June 18, 2018 (the “Agreement”), between the Trust and SSGA Funds Management, Inc. (the “Adviser”) with respect to each series of the Trust (each a “Fund” and collectively, the “Funds”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), also met separately with their independent legal counsel during a meeting held on April 17, 2019 (the “April Meeting”) to consider the Agreement and the materials provided by the Adviser and State Street Bank and Trust Company (“State Street”) in response to a request from independent legal counsel on their behalf. The April Meeting included a presentation by representatives of the Adviser and State Street during which the Independent Trustees and independent legal counsel were able to pose questions. Following the April Meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and those materials were considered at the

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

May Meeting, during which the Independent Trustees also met separately with their independent legal counsel. In deciding whether to renew the Agreement, the Trustees considered various factors, including, among others, (i) the nature, extent and quality of the services provided by the Adviser under the Agreement, (ii) the investment performance of the Funds, (iii) the costs to the Adviser of its services and the profits and other benefits realized by the Adviser and its affiliate, State Street, from their relationships with the Trust, and (iv) the extent to which economies of scale would be realized if and as the Funds grow and whether the fee levels in the Agreement reflect a sharing of any such economies of scale.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior experience as Trustees of the Trust, as well as on the materials provided at their regular quarterly board meetings and those provided specifically for purposes of reviewing the Agreement. They noted that under the Agreement the Adviser is responsible for: (i) managing the investment operations of each of the Funds in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Trustees; (ii) providing necessary and appropriate reports and information to the Trustees; (iii) maintaining all necessary books and records pertaining to the Trust’s securities transactions; and (iv) furnishing each Fund with the assistance, cooperation and information necessary for the Fund to meet various legal requirements regarding registration and reporting. They noted the distinctive nature of the Funds, as exchange-traded funds (“ETFs”) investing in sectors of the S&P 500 Index, and the experience and expertise appropriate in an adviser to funds of that nature. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations of the Trust, and the responsibilities of the latter with respect to the Funds. They also considered the resources, operational structures and practices of the Adviser in managing the Funds’ portfolios, in monitoring and securing each Fund’s compliance with its investment objective and policies and with applicable law and regulations, and in seeking best execution of portfolio transactions. Drawing upon the materials provided and their general knowledge of the business of the Adviser and its affiliate, State Street Global Advisors, with which the Adviser shares all of its senior personnel, the Trustees took into account the experience, resources and strength of the Adviser and its affiliates in the areas of indexed products generally, and ETFs in particular. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Trust were appropriate, had been of high quality during the past year, and could be expected to remain so.
Investment Performance of the Funds
The Trustees noted that, in view of the distinctive investment objective of each Fund, the investment performance of the Funds in absolute terms was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Trustees was the extent to which each Fund achieved its objective to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in its applicable index. Drawing upon information provided at the April Meeting and at the May Meeting, and upon reports provided to the Trustees by the Adviser throughout the preceding year, the Trustees determined that the Funds had tracked their sector indexes within an acceptable range; they further concluded, on the basis of the data available (see discussion in “Comparison of Fees and Expense Ratios” below), that the expense ratios of the Funds were among the lowest of all of their direct competitors. Accordingly, they concluded that the performance of each Fund was satisfactory.
Profitability to the Adviser and its Affiliates
The Trustees considered the profitability of the advisory arrangement with the Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as Sub-Administrator, Transfer Agent and Custodian. The Trustees also considered the profitability from the fees received and income earned by State Street as Securities Lending Agent for the Trust. The Trustees received data on the Funds’ profitability to the Adviser for calendar year 2018 as well as 2017 profitability data, along with data on the Trust’s profitability to State Street for the same and prior periods. The Trustees reviewed with representatives from both the Adviser and State Street the methods by which expenses were allocated to the Trust and to each of the Funds. On the basis of this information and discussions at the April Meeting and the May Meeting, the Trustees concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability at current asset levels was not such as to render the advisory fee excessive.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Other Benefits to the Adviser or its Affiliates
In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees noted that the Adviser does not currently use the Funds’ assets for, or participate in, third party soft dollar arrangements. It was further noted that the Trust’s brokerage transactions are not effected through the Adviser or any of its affiliates. The Trustees noted that the Adviser serves as Administrator to the Trust and that State Street, an affiliate of the Adviser, serves the Trust as Sub-Administrator, Transfer Agent and Custodian, as well as Securities Lending Agent. The Trustees also noted that, based on their review of the arrangements for those services, any benefit the Adviser or the Adviser’s affiliate receives or had received from providing those services appears to be appropriate. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits or will derive other benefits from their relationships with the Trust, those benefits are not such as to render the Adviser’s fees excessive.
Economies of Scale
On the basis of their discussions with management and their analysis of information provided at and prior to the May Meeting, the Trustees determined that the nature of the Funds and their operations is such that the potential exists for the Adviser to realize economies of scale in the management of the Funds as the Funds grow in size. They were also of the view that these economies of scale were being shared with the Funds by virtue of an advisory fee, set at a relatively low level since the inception of the Trust, that subsumed economies of scale in the fee itself. Furthermore, the Trustees took into consideration the fact that, in order to ensure that if and as the Funds grow in size the economies of scale resulting from this growth would be shared with the Funds, the Adviser and State Street had each previously agreed to institute one or more breakpoints in their respective fee schedules, with the Adviser agreeing most recently to amend the Agreement effective June 1, 2014, to add three additional breakpoints.
The Independent Trustees also noted that State Street had agreed to continue to the same aggregate fee schedule for sub-administration, transfer agency and custody services for the Funds which existed prior to the Adviser assuming administration services on June 1, 2015 and to amend the agreements as Administrator, Transfer Agent and Custodian to add a breakpoint. Furthermore, the Trustees took into consideration the fact that State Street had agreed to amend its agreements as Sub-Administrator, Transfer Agent and Custodian for the Trust to add additional breakpoints, effective May 1, 2017, and that State Street had further amended its agreements to consolidate fees and lower its effective fee rate, effective January 1, 2018.
Comparison of Fees and Expense Ratios
In order better to evaluate the Funds’ advisory fee, the Independent Trustees requested information with respect to expense ratios and advisory fees of comparable funds, and the Adviser provided: (1) data from Broadridge Financial Solutions, Inc. (“Broadridge”) on peer sector funds, and (2) data obtained from a Broadridge database of peer sector funds. The Independent Trustees also requested, and the Adviser provided, information on the advisory fees charged to other clients with comparable investment objectives, and reviewed the differences in services provided to such clients, including the Adviser’s institutional accounts. The Trustees found that, because of the distinctive nature of the Funds, the universe of comparable funds and accounts was limited. Moreover, they noted that because many ETFs pay a unitary advisory fee, encompassing all or virtually all of the ETFs’ operating expenses, in many cases where a Fund’s advisory fee covered only advisory services, as reflected in the materials, the Fund’s fee may appear to be low relative to its ETF peers. The Trustees then reviewed comparable expense ratios and noted that the overall expense ratio of each Fund was either among the lowest or below the average of its domestic sector ETF peers, but also noted that each Fund (other than The Real Estate Select Sector SPDR® Fund) continued to be larger than all of its ETF sector peers. The Independent Trustees noted that this had prompted them in past years to request that new breakpoints be added to the fee schedules of both the Agreement and the unitary fee payable under the Sub-Administration Agreement, Custodian Agreement and Transfer Agency Agreement, and that most recently the Adviser and State Street had agreed to additional breakpoints under the Agreement effective June 1, 2014 and under the Sub-Administration Agreement, Custodian Agreement and Transfer Agency Agreement effective May 1, 2017, as noted above. The Trustees noted that at current asset levels, shareholders are benefiting from breakpoints and should continue to benefit in the future with additional growth in assets. The Trustees concluded that the data available provided some indirect confirmation of the reasonableness of the Adviser’s fees.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Conclusion
Based on their review, the Trustees, including a majority of the Independent Trustees, as required by the 1940 Act, concluded that the terms of the Agreement are fair and reasonable and that renewal of the Agreement is in the best interests of each Fund. In deciding to approve the renewal of the Agreement, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together, and the Board did not allot a particular weight to any one factor or group of factors. They reasoned that, considered in themselves, the nature and extent of the services provided by the Adviser were appropriate, that the performance of the Funds had been satisfactory, and that the Adviser could be expected to provide services of high quality. As to the Adviser’s fees for each Fund, the Trustees determined that the fees, considered in relation to the services provided, were fair and reasonable, that the Trust’s relationship with the Adviser and State Street was not so profitable as to render the fees at current asset levels excessive, that any additional benefits to the Adviser and/or State Street were not of a magnitude to materially affect the outcome of the Trustees’ conclusions, and that, especially in light of the breakpoints in the Adviser’s and State Street’s fee schedules, the fees paid reflected a sharing of economies of scale with the Funds.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CHERYL BURGERMEISTER c/o The Select Sector SPDR Trust One Iron Street Boston, MA 02210 1951	Trustee, Chairman of the Board, Member of the Audit Committee, Member of the Nominating and Governance Committee	Term: Indefinite Elected: October 1998	Retired; Finance Committee Member, Portland Community College Foundation (January 2001 to present); CPA (Retired).	11	Director, Chair of
Audit Committee
and Member of the
Nominating and
Governance
Committee,
Russell Funds
Complex; Lead
Independent
Director and
Member of the
Audit and
Nominating and
Governance
Committees,
ALPS Series Trust
					(2012 to 2016).
GEORGE R. GASPARI c/o The Select Sector SPDR Trust One Iron Street Boston, MA 02210 1940	Trustee, Chairman of the Audit Committee, Member of the Nominating and Governance Committee	Term: Indefinite Elected: October 1998	Retired Financial Services Consultant (1996 to 2012).	11	Director and Member of the Audit Committee, Liberty All-Star Growth Fund, Inc.; Trustee and Member of the Audit Committee, Liberty All-Star Equity Fund.
ASHLEY T. RABUN c/o The Select Sector SPDR Trust One Iron Street Boston, MA 02210 1952	Trustee, Member of the Audit Committee, Member of the Nominating and Governance Committee	Term: Indefinite Appointed: October 2015	Retired; President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 to 2015).	11	Chairperson of the Board and Member of the Audit, Nominating and Valuation Committees, Investment Managers Series Trust.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
ERNEST J. SCALBERG c/o The Select Sector SPDR Trust One Iron Street Boston, MA 02210 1945	Trustee, Member of the Audit Committee, Chairman of the Nominating and Governance Committee	Term: Indefinite Elected: October 1998	Retired; Research Professor and Director of the GLOBE Center, Monterey Institute of International Studies (2009 to 2014).	11	Chairman of the
Board and
Chairman of the
Audit Committee
of Principal Real
Estate Income
Fund; Director and
Member of the
Audit and
Nominating
Committees, db-X
Exchange-Traded
Funds Inc. (2007-
2015); Chairman
of the Board of the
Foundation,
International
University in
Geneva (IUG),
Switzerland.
R. CHARLES TSCHAMPION c/o The Select Sector SPDR Trust One Iron Street Boston, MA 02210 1946	Trustee, Member of the Audit Committee, Member of the Nominating and Governance Committee, Chair of the Business Continuity Management Team	Term: Indefinite Elected: October 1998	Retired; Director, Special Projects, CFA Institute (2010 to 2014); Director, Industry Relations, CFA Institute (2005 to 2010).	11	Trustee Emeritus
of Lehigh
University;
Director and
Member of the
Audit and
Nominating
Committees, db-X
Exchange-Traded
Funds,
Inc. (2007 –
2015); Director,
Real Estate
Information
Standards Board
(2007-2013).

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Trustee	Term: Indefinite Appointed: November 2005	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	188	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an “interested person” of the Trust, as defined in the 1940 Act, because of his employment with the Adviser and ownership interest in an affiliate of the Adviser.

Name, Address and Year of Birth	Position(s) with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President and Principal Executive Officer	Term: Indefinite Elected: May 2013	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Indefinite Elected: February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Treasurer and Principal Financial Officer	Term: Indefinite Elected: November 2007	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Deputy Treasurer	Term: Indefinite Elected: April 2015	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Deputy Treasurer	Term: Indefinite Elected: February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Indefinite Elected: February 2017	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Indefinite Elected: November 2017	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011—July 2016);Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Indefinite Elected: February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Indefinite Elected: February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Indefinite Elected: May 2017	Vice President, SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Indefinite Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Indefinite Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term: Indefinite Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (January 2016 - April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 - January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 - June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti- Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
* Served in various capacities and/or with various affiliated entities during the noted time period.
The Trust's Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.

TRUSTEES
Cheryl Burgermeister, Chairperson
George R. Gaspari
Ashley T. Rabun
James E. Ross
Ernest J. Scalberg
R. Charles Tschampion
INVESTMENT MANAGER AND ADMINISTRATOR
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
DISTRIBUTOR
ALPS Portfolio Solutions Distributor, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203
CUSTODIAN, SUB-ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

Visit www.sectorspdrs.com or call 1-866-SECTOR-ETF (1-866-732-8673)
SPDRSSAR

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has five Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Cheryl Burgermeister, George Gaspari, Ashley T. Rabun, Ernest Scalberg and R. Charles Tschampion are the registrant’s audit committee financial experts. The Board has determined that each of the foregoing persons is “independent” in that, (i) other than in his or her capacity as a member of the Audit Committee and the Board of Trustees of the registrant, he or she has not accepted, directly or indirectly, any consulting, advisory or other compensatory fee from the registrant, and (ii) he or she is not an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ended September 30, 2019 and September 30, 2018, the aggregate audit fees billed for professional services rendered by the principal accountant were $187,768 and $181,698, respectively. The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant’s registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; (4) issuance of a Report on Internal Control for inclusion in the registrant’s Form N-CSR; and (5) Rule 17f-2 securities counts.

(b) Audit-Related Fees.

For the fiscal years ended September 30, 2019 and September 30, 2018, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements that are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ended September 30, 2019 and September 30, 2018, the aggregate tax fees billed for professional services rendered by the principal accountant were $92,840 and $92,840, respectively. Services included the review of the registrant’s federal, state and local income, franchise and other tax returns.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending September 30, 2019 and September 30, 2018.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

(a)

The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the Audit Committee at its next regularly scheduled meeting; or

(b)

The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

(c)

De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(d)

Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

(e)

Application of De Minimis Exception. The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f) Not applicable.

(g) The aggregate non-audit fees for services rendered by the principal accountant to the registrant and its adviser and any entity controlling, controlled by, or under common control with the adviser that provided ongoing services to the registrant for the twelve months ended December 31, 2018 and December 31, 2017 were approximately $12,786,401 and $12,773,210, respectively. Such information is not readily available on a fiscal year basis.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s audit committee are Cheryl Burgermeister, George Gaspari, Ashley T. Rabun, Ernest Scalberg and R. Charles Tschampion.

Item 6. Schedule of Investments.

(a)	The schedule of investments is included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(a)(4) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR® Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: December 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date: December 5, 2019